UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-04719

        The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Semiannual Report

March 31, 2019

 Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-422-3554 or send an email request to info@gabelli.com.

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2019 (a)							Average Annual Returns – March 31, 2019 (a)(b)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	(3.18)%	4.62%	13.62%	9.24%	10.69%	1.40%	1.40%	(7.28)%	3.51%	12.88%	8.68%	10.26%	1.65%	1.65%
SmallCap Equity	(0.58)	7.20	16.31	9.06	7.63	1.72	1.25	(4.79)	6.07	15.56	8.51	7.26	1.97	1.50
Mid-Cap Equity	(1.35)	4.87	—	—	6.50	3.74	1.05	(5.47)	3.76	—	—	5.50	3.99	1.30
Convertible Securities	6.99	6.42	11.59	6.28	7.46	2.03	1.15	2.49	5.30	10.89	5.74	7.04	2.28	1.40
Equity	4.82	8.14	12.65	7.97	9.90	1.60	1.60	0.33	6.98	11.93	7.41	9.53	1.85	1.85
Balanced	4.44	5.87	8.89	6.29	8.22	1.34	1.34	(0.04)	4.74	8.17	5.74	7.79	1.59	1.59
Intermediate Bond	2.32	1.14	2.03	2.47	4.32	2.22	1.00	(1.83)	0.23	1.51	2.08	4.09	2.32	1.10

	Class C Shares							Class I Shares
	Average Annual Returns – March 31, 2019 (a)(c)(d)							Average Annual Returns – March 31, 2019 (a)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	(4.86)%	3.84%	12.77%	8.43%	10.00%	2.15%	2.15%	(2.96)%	4.88%	13.90%	9.44%	10.84%	1.15%	1.15%
SmallCap Equity	(2.25)	6.40	15.45	8.12	6.96	2.47	2.00	(0.34)	7.46	16.60	9.26	7.77	1.47	1.00
Mid-Cap Equity	(3.03)	4.07	—	—	5.71	4.49	1.80	(1.06)	5.17	—	—	6.81	3.49	0.80
Convertible Securities	5.20	5.65	10.77	5.49	6.88	2.78	1.90	7.23	6.72	11.90	6.49	7.61	1.78	0.90
Equity	3.01	7.31	11.81	7.16	9.38	2.35	2.35	5.12	8.39	12.90	8.16	9.99	1.35	1.35
Balanced	2.64	5.09	8.08	5.50	7.63	2.09	2.09	4.72	6.13	9.16	6.49	8.32	1.09	1.09
Intermediate Bond	0.58	0.39	1.27	1.72	3.83	2.97	1.75	2.67	1.41	2.29	2.66	4.42	1.97	0.75

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Convertible Securities, and Intermediate Bond Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, Inc. (the Adviser) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2020 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity Fund whose performance for all share classes is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Inception Date
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

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TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2018 through March 31, 2019

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 4 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2018 through March 31, 2019

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Annualized Expense Ratio	Expenses Paid During Period*

TETON Westwood Mighty Mites Fund

Class AAA	$1,000.00	$ 918.90	1.42%	$ 6.79	$1,000.00	$1,017.85	1.42%	$ 7.14
Class A	$1,000.00	$ 917.40	1.67%	$ 7.98	$1,000.00	$1,016.60	1.67%	$ 8.40
Class C	$1,000.00	$ 915.20	2.17%	$10.36	$1,000.00	$1,014.11	2.17%	$10.90
Class I	$1,000.00	$ 919.50	1.17%	$ 5.60	$1,000.00	$1,019.10	1.17%	$ 5.89

TETON Westwood SmallCap Equity Fund

Class AAA	$1,000.00	$ 939.20	1.25%	$ 6.04	$1,000.00	$1,018.70	1.25%	$ 6.29
Class A	$1,000.00	$ 938.10	1.50%	$ 7.25	$1,000.00	$1,017.45	1.50%	$ 7.54
Class C	$1,000.00	$ 936.00	2.00%	$ 9.65	$1,000.00	$1,014.96	2.00%	$10.05
Class I	$1,000.00	$ 940.20	1.00%	$ 4.84	$1,000.00	$1,019.95	1.00%	$ 5.04

TETON Westwood Mid-Cap Equity Fund

Class AAA	$1,000.00	$ 948.30	1.05%	$ 5.10	$1,000.00	$1,019.70	1.05%	$ 5.29
Class A	$1,000.00	$ 947.50	1.30%	$ 6.31	$1,000.00	$1,018.45	1.30%	$ 6.54
Class C	$1,000.00	$ 945.10	1.80%	$ 8.73	$1,000.00	$1,015.96	1.80%	$ 9.05
Class I	$1,000.00	$ 950.30	0.80%	$ 3.89	$1,000.00	$1,020.94	0.80%	$ 4.03

TETON Convertible Securities Fund

Class AAA	$1,000.00	$ 993.80	1.15%	$ 5.72	$1,000.00	$1,019.20	1.15%	$ 5.79
Class A	$1,000.00	$ 992.80	1.40%	$ 6.96	$1,000.00	$1,017.95	1.40%	$ 7.04
Class C	$1,000.00	$ 990.50	1.90%	$ 9.43	$1,000.00	$1,015.46	1.90%	$ 9.55
Class I	$1,000.00	$ 995.00	0.90%	$ 4.48	$1,000.00	$1,020.44	0.90%	$ 4.53

TETON Westwood Equity Fund

Class AAA	$1,000.00	$ 972.30	1.64%	$ 8.06	$1,000.00	$1,016.75	1.64%	$ 8.25
Class A	$1,000.00	$ 970.60	1.89%	$ 9.29	$1,000.00	$1,015.51	1.89%	$ 9.50
Class C	$1,000.00	$ 967.80	2.39%	$11.73	$1,000.00	$1,013.01	2.39%	$11.99
Class I	$1,000.00	$ 973.40	1.39%	$ 6.84	$1,000.00	$1,018.00	1.39%	$ 6.99

TETON Westwood Balanced Fund

Class AAA	$1,000.00	$ 992.60	1.35%	$ 6.71	$1,000.00	$1,018.20	1.35%	$ 6.79
Class A	$1,000.00	$ 990.50	1.60%	$ 7.94	$1,000.00	$1,016.95	1.60%	$ 8.05
Class C	$1,000.00	$ 988.10	2.10%	$10.41	$1,000.00	$1,014.46	2.10%	$10.55
Class I	$1,000.00	$ 993.00	1.10%	$ 5.47	$1,000.00	$1,019.45	1.10%	$ 5.54

TETON Westwood Intermediate Bond Fund

Class AAA	$1,000.00	$1,021.90	1.00%	$ 5.04	$1,000.00	$1,019.95	1.00%	$ 5.04
Class A	$1,000.00	$1,021.40	1.10%	$ 5.54	$1,000.00	$1,019.45	1.10%	$ 5.54
Class C	$1,000.00	$1,017.80	1.75%	$ 8.80	$1,000.00	$1,016.21	1.75%	$ 8.80
Class I	$1,000.00	$1,023.20	0.75%	$ 3.78	$1,000.00	$1,021.19	0.75%	$ 3.78

*

Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2019:

TETON Westwood Mighty Mites Fund

U.S. Government Obligations	10.6%
Diversified Industrial	10.3%
Financial Services	8.4%
Health Care	7.7%
Equipment and Supplies	5.9%
Hotels and Gaming	3.7%
Aerospace and Defense	3.6%
Electronics	3.6%
Machinery	3.1%
Food and Beverage	3.1%
Real Estate	3.0%
Specialty Chemicals	2.6%
Consumer Products	2.6%
Telecommunications	2.4%
Business Services	2.4%
Building and Construction	2.3%
Computer Software and Services	2.2%
Automotive: Parts and Accessories	2.2%
Metals and Mining	1.9%
Environmental Control	1.9%
Aviation: Parts and Services	1.8%
Restaurants	1.8%
Publishing	1.7%
Retail	1.6%

Broadcasting	1.3%
Manufactured Housing and Recreational Vehicles	1.3%
Energy and Utilities: Water	1.2%
Automotive	0.9%
Consumer Services	0.8%
Entertainment	0.8%
Energy and Utilities: Natural Gas	0.6%
Semiconductors	0.5%
Agriculture	0.4%
Energy and Utilities: Services	0.4%
Communications Equipment	0.3%
Energy and Utilities: Integrated	0.2%
Paper and Forest Products	0.2%
Wireless Communications	0.2%
Energy and Utilities: Oil	0.2%
Airlines	0.2%
Closed-End Funds	0.1%
Energy and Utilities	0.1%
Educational Services	0.0%*
Transportation	0.0%*
Other Assets and Liabilities (Net)	(0.1)%

100.0%

*	Amount represents less than 0.05%.

TETON Westwood SmallCap Equity Fund

Banking	21.5%
Energy and Utilities	9.4%
Semiconductors	8.2%
U.S. Government Obligations	7.4%
Computer Software and Services	5.5%
Health Care	5.3%
Retail	5.3%
Business Services	4.4%
Communications Equipment	4.0%
Financial Services	3.8%
Electronics	3.7%
Diversified Industrial	3.1%
Automotive	2.8%

Consumer Products	2.2%
Communications	2.2%
Environmental Control	2.1%
Building and Construction	2.0%
Specialty Chemicals	1.5%
Broadcasting	1.4%
Machinery	1.3%
Real Estate	1.0%
Equipment and Supplies	0.9%
Aerospace	0.8%
Other Assets and Liabilities (Net)	0.2%

100.0%

TETON Westwood Mid-Cap Equity Fund

Financials	26.9%
Consumer Discretionary	17.4%
Information Technology	16.9%
Industrials	16.6%
Energy	12.2%
Health Care	9.0%

Materials	4.7%
Consumer Staples	4.0%
Other Assets and Liabilities (Net)	(7.7)%

100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Convertible Securities Fund

Computer Software and Services	23.8%
Health Care	15.1%
Semiconductors	7.3%
U.S. Government Obligations	5.3%
Financial Services	5.2%
Energy and Utilities: Services	4.5%
Energy and Utilities: Integrated	4.3%
Consumer Services	4.1%
Diversified Industrial	4.0%
Telecommunications	3.5%
Real Estate Investment Trusts	3.4%
Communications Equipment	2.9%
Business Services	2.6%
Aviation: Parts and Services	1.7%

Entertainment	1.6%
Industrials	1.6%
Cable and Satellite	1.5%
Consumer Products	1.5%
Transportation	1.2%
Aerospace and Defense	1.1%
Building and Construction	0.9%
Equipment and Supplies	0.8%
Automotive: Parts and Accessories	0.6%
Electronics	0.3%
Agriculture	0.3%
Other Assets and Liabilities (Net)	0.9%

100.0%

TETON Westwood Equity Fund

Health Care	12.8%
Banking	11.2%
Financial Services	9.9%
Energy: Integrated	8.6%
Retail	8.0%
Food and Beverage	7.2%
Telecommunications	6.8%
Computer Software and Services	6.4%
Aerospace	5.6%
Energy: Oil	4.0%
Real Estate	3.2%
Business Services	3.0%

Energy and Energy Services	2.9%
Consumer Products	2.4%
Diversified Industrial	2.0%
Transportation	2.0%
Entertainment	1.9%
Other Investment Companies	1.1%
Semiconductors	1.0%
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%.

TETON Westwood Balanced Fund

Banking	11.7%
Health Care	11.0%
U.S. Treasury Notes	10.6%
Financial Services	9.4%
Retail	6.2%
Energy: Integrated	5.9%
Food and Beverage	4.7%
Computer Software and Services	4.6%
Telecommunications	4.4%
Aerospace	3.8%
Consumer Products	3.9%
Energy: Oil	2.7%
Real Estate	2.1%
Business Services	2.0%
Energy and Energy Services	1.9%

Federal National Mortgage Association	1.9%
Federal Home Loan Mortgage Corp.	1.9%
U.S. Treasury Bonds	1.8%
Other Investment Companies	1.7%
Diversified Industrial	1.3%
Transportation	1.3%
Entertainment	1.2%
Computer Hardware	1.1%
Cable and Satellite	1.0%
Electronics	0.9%
Semiconductors	0.7%
Other Assets and Liabilities (Net)	0.3%

100.0%

TETON Westwood Intermediate Bond Fund

Corporate Bonds	58.8%
U.S. Government Obligations	32.2%
U.S. Government Agency Obligations	10.5%
Convertible Corporate Bonds	0.6%
Other Assets and Liabilities (Net)	(2.1)%

100.0%

TETON Westwood Mighty Mites Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 88.5%
	Aerospace and Defense — 3.6%
1,118,900	Aerojet Rocketdyne Holdings Inc.†	$5,240,670	$39,754,517
2,000	Allied Motion Technologies Inc.	77,469	68,760
25,500	Avio SpA	346,102	359,276
15,000	Chemring Group plc	35,977	27,117
123,000	Innovative Solutions & Support Inc.†	472,250	370,230
7,000	Kratos Defense & Security Solutions Inc.†	42,963	109,410

		6,215,431	40,689,310

	Agriculture — 0.4%
500,000	Black Earth Farming Ltd., SDR†(a)	4,345	1,667
225	J.G. Boswell Co.	144,676	150,750
139,475	Limoneira Co.	2,673,496	3,281,847
495,000	S&W Seed Co.†	1,720,656	1,326,600

		4,543,173	4,760,864

	Airlines — 0.2%
54,739	American Airlines Group Inc.	21,717	1,738,511
225,000	American Airlines Group Inc., Escrow†	173	33,750

		21,890	1,772,261

	Automotive — 0.9%
27,200	Lithia Motors Inc., Cl. A	517,533	2,522,800
20,000	Navistar International Corp.†	152,109	646,000
29,605	Rush Enterprises Inc., Cl. A	545,615	1,237,785
104,005	Rush Enterprises Inc., Cl. B	1,800,199	4,319,328
66,500	Sonic Automotive Inc., Cl. A	849,600	984,865
70,000	Wabash National Corp.	132,194	948,500

		3,997,250	10,659,278

	Automotive: Parts and Accessories — 2.0%
6,000	China Automotive Systems Inc.†	34,007	19,320
105,000	Dana Inc.	624,231	1,862,700
10,000	Douglas Dynamics Inc.	309,290	380,700
13,400	Gentherm Inc.†	194,890	493,924
400,000	Modine Manufacturing Co.†	4,333,538	5,548,000
24,000	Motorcar Parts of America Inc.†	315,465	452,880
80,000	Puradyn Filter Technologies Inc.†	13,774	3,600
45,000	Shiloh Industries Inc.†	540,006	247,500
57,028	Standard Motor Products Inc.	633,100	2,800,075
186,339	Strattec Security Corp.	4,702,192	5,474,640
449,067	Superior Industries International Inc.	8,229,878	2,137,559
37,000	Tenneco Inc., Cl. A	115,032	819,920
35,600	Titan International Inc.	301,426	212,532
33,425	Tower International Inc.	736,834	702,928
100,000	Uni-Select Inc.	1,627,379	1,037,153

		22,711,042	22,193,431

	Aviation: Parts and Services — 1.8%
13,500	Astronics Corp.†	83,521	441,720
23,896	Astronics Corp., Cl. B†	144,647	775,903
187,335	Ducommun Inc.†	4,595,330	8,152,819
196,200	Kaman Corp.	4,994,792	11,465,928

		9,818,290	20,836,370

	Broadcasting — 1.3%
860,000	Beasley Broadcast Group Inc., Cl. A(b)	4,815,194	3,422,800
336,455	Dish TV India Ltd., GDR	265,892	178,254

Shares		Cost	Market Value
78,700	Entercom Communications Corp., Cl. A	$166,098	$413,175
249,500	Gray Television Inc.†	277,083	5,329,320
84,084	Gray Television Inc., Cl. A†	583,731	1,766,605
550,000	Salem Media Group Inc.	2,319,102	1,405,250
33,000	Sinclair Broadcast Group Inc., Cl. A	53,667	1,269,840
150,989	Townsquare Media Inc., Cl. A	1,292,032	863,657

		9,772,799	14,648,901

	Building and Construction — 2.3%
390,937	Armstrong Flooring Inc.†	6,585,121	5,316,743
145,000	Gibraltar Industries Inc.†	3,364,313	5,888,450
52,000	Granite Construction Inc.	1,809,056	2,243,800
13,000	Herc Holdings Inc.†	495,236	506,740
755,000	Huttig Building Products Inc.†	907,017	2,091,350
107,074	MYR Group Inc.†	2,422,367	3,707,973
98,300	The Monarch Cement Co.	2,606,466	6,203,713

		18,189,576	25,958,769

	Business Services — 2.4%
25,000	Ascent Capital Group Inc., Cl. A†	28,815	18,800
412,701	Diebold Nixdorf Inc.†	1,915,618	4,568,600
3,345	Du-Art Film Labs Inc.†	584,706	652,275
166,172	GP Strategies Corp.†	1,984,816	2,018,990
23,300	ICF International Inc.	558,939	1,772,664
32,029	KAR Auction Services Inc.	443,660	1,643,408
16,000	Macquarie Infrastructure Corp.	44,180	659,520
4,150	Matthews International Corp., Cl. A	182,558	153,343
20,000	McGrath RentCorp.	535,869	1,131,400
115,000	MDC Partners Inc., Cl. A†	725,988	258,750
560,000	MoneyGram International Inc.†	2,927,975	1,142,400
1,400	PayPoint plc	16,487	15,627
361,330	PFSweb Inc.†	2,219,371	1,882,529
2,000	Pollard Banknote Ltd	31,757	33,359
160,019	PRGX Global Inc.†	938,257	1,267,350
20,920	Safeguard Scientifics Inc.†	259,275	226,982
21,000	Scientific Games Corp.†	161,995	428,820
500	Stamps.com Inc.†	6,278	40,705
286,600	Team Inc.†	4,481,069	5,015,500
448,092	Trans-Lux Corp.†(b)	329,834	412,245
37,282	Viad Corp.	993,885	2,098,604
36,000	Willdan Group Inc.†	1,159,442	1,334,520

		20,530,774	26,776,391

	Communications Equipment — 0.3%
446,000	Communications Systems Inc.	3,688,578	1,181,900
275,000	Extreme Networks Inc.†	946,476	2,059,750
60,000	ViewCast.com Inc.†	14,320	345

		4,649,374	3,241,995

	Computer Software and Services — 2.2%
846,239	Alithya Group Inc., Cl. A†	2,262,392	2,657,190
221,380	American Software Inc., Cl. A	2,114,065	2,645,491
260,042	Avid Technology Inc.†	1,684,211	1,937,313
79,687	Carbonite Inc.†	914,787	1,977,034
115,000	Cardlytics Inc.†	1,848,641	1,902,100
2,300	Cinedigm Corp., Cl. A†	3,284	4,370
200,000	comScore Inc.†	4,584,142	4,050,000
45,000	DHI Group Inc.†	81,549	109,350
116,620	Digi International Inc.†	1,368,647	1,477,575
20	FalconStor Software Inc.†	1	1
25,000	Genius Brands International Inc.†	78,636	49,250
20,000	GSE Systems Inc.†	109,966	56,000
144,267	iGO Inc.†	484,473	371,487

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
569,000	Internap Corp.†	$5,536,277	$2,822,240
10,000	Materialise NV, ADR†	58,532	157,400
35,000	Mercury Systems Inc.†	280,098	2,242,800
82,500	Mitek Systems Inc.†	362,277	1,009,800
10,000	MiX Telematics Ltd., ADR	180,072	166,700
2,310	MTS Systems Corp.	118,662	125,803
65,000	SafeCharge International Group Ltd.	253,022	253,979
3,400	Tyler Technologies Inc.†	37,768	694,960

		22,361,502	24,710,843

	Consumer Products — 2.6%
127,200	Acme United Corp.	2,271,327	2,035,200
251,870	Bassett Furniture Industries Inc.	5,278,037	4,133,187
2,000	Brunswick Corp.	30,085	100,660
96,387	Callaway Golf Co.	833,454	1,535,445
6,000	Castle Brands Inc.†	4,603	4,179
830,000	Goodbaby International Holdings Ltd.	411,837	241,072
9,500	Johnson Outdoors Inc., Cl. A	216,817	677,920
16,510	Lakeland Industries Inc.†	170,265	193,827
190,175	Lifetime Brands Inc.	2,187,293	1,797,154
800,000	Marine Products Corp.	5,766,933	10,776,000
60,000	MarineMax Inc.†	866,511	1,149,600
190,540	Nautilus Inc.†	1,697,938	1,059,402
134,000	Oil-Dri Corp. of America	2,520,402	4,172,760
5,700	PC Group Inc.†	3,465	46
4,000,000	Playmates Holdings Ltd.	481,613	565,609
2,140	Standard Diversified Inc., Cl. A†	25,271	41,067
8,540	Standard Diversified Opportunities Inc., Cl. B†	103,473	125,538
88,600	ZAGG Inc.†	623,324	803,602

		23,492,648	29,412,268

	Consumer Services — 0.8%
495,320	1-800-Flowers.com Inc., Cl. A†	1,776,570	9,029,684
65,000	Bowlin Travel Centers Inc.†	87,877	155,675
19,500	Carriage Services Inc.	410,841	375,375
800	Collectors Universe Inc.	0	14,016

		2,275,288	9,574,750

	Diversified Industrial — 10.3%
495,000	Ampco-Pittsburgh Corp.†	8,559,083	1,633,500
267,001	Burnham Holdings Inc., Cl. A(b)	4,280,091	3,978,315
88,933	Chase Corp.	1,402,313	8,229,860
111,300	Columbus McKinnon Corp.	1,823,207	3,823,155
162,480	FormFactor Inc.†	1,200,459	2,614,303
34,600	Graham Corp.	563,893	679,198
511,579	Griffon Corp.	5,657,116	9,453,980
25,000	Haulotte Group SA	134,090	205,001
7,000	Innophos Holdings Inc	207,318	210,980
91,397	Insignia Systems Inc.†	225,618	121,558
235,030	Intevac Inc.†	1,090,124	1,440,734
85,260	John Bean Technologies Corp.	2,494,853	7,834,541
89,236	L.B. Foster Co., Cl. A†	1,315,711	1,679,421
287,042	Lawson Products Inc.†	4,279,854	9,001,637
81,650	LSB Industries Inc.†	561,632	509,496
110,809	Lydall Inc.†	1,122,586	2,599,579
9,500	MSA Safety Inc.	306,832	982,300
1,027,900	Myers Industries Inc.	15,954,852	17,587,369
261,551	Napco Security Technologies Inc.†	1,601,805	5,424,568
209,431	Park-Ohio Holdings Corp.	4,760,291	6,781,376
25,080	Raven Industries Inc.	497,955	962,320
66,666	Rubicon Ltd.†	37,762	8,762
1,000	Rubicon Technology Inc.†	9,239	8,070

Shares		Cost	Market Value

19,600	RWC Inc.†	$315,159	$235,200
28,000	Standex International Corp.	928,588	2,055,200
1,630,000	Steel Connect Inc.†	5,626,241	3,276,300
640,000	Steel Partners Holdings LP†	10,328,342	8,947,200
523,920	Tredegar Corp.	8,956,948	8,456,069
482,554	Twin Disc Inc.†	9,076,421	8,034,524

		93,318,383	116,774,516

	Educational Services — 0.0%
130,000	Universal Technical Institute Inc.†	679,585	443,300

	Electronics — 3.6%
28,000	Badger Meter Inc.	477,554	1,557,920
175,999	Bel Fuse Inc., Cl. A(b)	3,268,266	3,771,659
343,500	CTS Corp.	2,904,117	10,088,595
70,000	Daktronics Inc.	686,143	521,500
63,771	EMRISE Corp.†(a)	0	0
31,000	IMAX Corp.†	132,791	703,080
20,000	Iteris Inc.†	32,200	83,400
110,000	Kimball Electronics Inc.†	662,907	1,703,900
190,000	Kopin Corp.†	655,176	254,600
6,304	Littelfuse Inc.	991,018	1,150,354
28,000	Mesa Laboratories Inc.	710,891	6,454,000
28,800	Methode Electronics Inc.	168,005	828,864
131,500	Park Electrochemical Corp.	2,074,622	2,064,550
700,000	Schmitt Industries Inc.†(b)	1,612,360	1,659,000
228,498	Stoneridge Inc.†	2,256,501	6,594,452
16,000	Stratasys Ltd.†	274,798	381,120
157,000	Ultra Clean Holdings†	478,219	1,624,950
81,300	Ultralife Corp.†	508,417	834,951

		17,893,985	40,276,895

	Energy and Utilities: Integrated — 0.2%
32,000	MGE Energy Inc.	754,612	2,175,040

	Energy and Utilities: Natural Gas — 0.6%
650,000	Alvopetro Energy Ltd.†	285,405	223,744
32,250	Chesapeake Utilities Corp.	579,797	2,941,523
5,000	CONSOL Energy Inc.†	116,589	171,100
108,684	Corning Natural Gas Holding Corp.	1,015,904	2,154,660
390,181	Gulf Coast Ultra Deep Royalty Trust	248,298	10,925
62,850	RGC Resources Inc.	555,810	1,666,153

		2,801,803	7,168,105

	Energy and Utilities: Oil — 0.2%
254,844	Callon Petroleum Co.†	2,077,212	1,924,072

	Energy and Utilities: Services — 0.4%
3,938	Archer Ltd.†	2,839	2,255
32,020	Dawson Geophysical Co.†	199,549	93,819
297,000	Independence Contract Drilling Inc.†	1,225,869	822,690
71,806	KLX Energy Services Holdings Inc.†	1,723,351	1,805,203
33,100	Nabors Industries Ltd.	185,691	113,864
83,500	RPC Inc.	151,749	952,735
7,100	Subsea 7 SA, ADR	25,056	88,040
700,000	Weatherford International plc†	212,310	488,600

		3,726,414	4,367,206

	Energy and Utilities: Water — 1.2%
35,426	Artesian Resources Corp., Cl. A	890,068	1,320,327
75	BQE Water Inc.†	312	357
29,900	Cadiz Inc.†	334,888	289,432
24,800	California Water Service Group	478,223	1,346,144
4,000	Connecticut Water Service Inc.	135,142	274,600
66,000	Consolidated Water Co. Ltd.	717,506	849,420

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
68,000	Energy Recovery Inc.†	$280,443	$593,640
29,633	Middlesex Water Co.	573,970	1,659,152
50,000	Mueller Water Products Inc., Cl. A	556,279	502,000
89,304	SJW Group	2,259,740	5,513,629
45,307	The York Water Co.	760,243	1,554,936

		6,986,814	13,903,637

	Entertainment — 0.8%
164,870	Canterbury Park Holding Corp.	1,686,640	2,393,912
649,597	Dover Motorsports Inc.	1,577,761	1,312,186
50,000	Entertainment One Ltd.	214,399	290,969
416,470	Entravision Communications Corp., Cl. A	1,329,501	1,349,363
56,000	National CineMedia Inc.	341,473	394,800
50,000	SFX Entertainment Inc.†(a)	2,750	0
431,100	Sportech plc†	474,976	210,558
32,000	World Wrestling Entertainment Inc., Cl. A	488,645	2,776,960

		6,116,145	8,728,748

	Environmental Control — 1.9%
14,500	AquaVenture Holdings Ltd.†	205,137	280,575
581,228	Casella Waste Systems Inc., Cl. A†	2,763,229	20,668,468
13,121	Primo Water Corp.†	159,063	202,851

		3,127,429	21,151,894

	Equipment and Supplies — 5.9%
17,000	Amtech Systems Inc.†	178,849	90,610
20,000	AZZ Inc.	716,820	818,600
5,500	Berry Global Group Inc.†	137,770	296,285
244,286	CIRCOR International Inc.†	8,069,667	7,963,724
400,500	Core Molding Technologies Inc.	3,285,812	2,955,690
662,000	Federal Signal Corp.	4,550,135	17,205,380
236,000	Interpump Group SpA	1,718,103	7,698,472
522,000	Kimball International Inc., Cl. B	5,436,954	7,381,080
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	343,228
150,069	Mitcham Industries Inc.†	556,822	589,771
20,593	Powell Industries Inc.	767,781	546,744
360,431	The Eastern Co.(b)	6,673,582	9,919,061
136,000	The Gorman-Rupp Co.	3,176,032	4,615,840
354,083	The L.S. Starrett Co., Cl. A†(b)	3,984,347	2,726,439
153,435	Titan Machinery Inc.†	2,579,104	2,387,449
116,100	TransAct Technologies Inc.	495,218	1,061,154
8,500	Vicor Corp.†	70,948	263,670

		42,506,061	66,863,197

	Financial Services — 7.8%
71,200	Allegiance Bancshares Inc.†	2,885,340	2,400,864
22,000	Atlantic American Corp.	80,717	56,100
282,658	Atlantic Capital Bancshares Inc.†	4,996,520	5,039,792
17,000	Berkshire Bancorp Inc.†	219,944	222,700
9,246	Berkshire Hills Bancorp Inc.	154,043	251,861
5,649	BKF Capital Group Inc.†	45,303	59,315
17,397	BOK Financial Corp.	1,182,071	1,418,725
10,000	Boston Private Financial Holdings Inc.	109,699	109,600
75	Burke & Herbert Bank and Trust Co.	95,726	218,437
63,391	Cadence BanCorp.	1,194,338	1,175,903
96,976	Capital City Bank Group Inc.	2,369,192	2,112,137
8,000	Capitol Federal Financial Inc.	91,259	106,800

Shares		Cost	Market Value

8,303	Carolina Financial Corp.	$332,780	$287,201
18,200	Citizens & Northern Corp.	357,816	455,728
3,500	ConnectOne Bancorp Inc.	93,193	68,950
28,800	Crazy Woman Creek Bancorp Inc.	497,983	499,968
35,800	Dime Community Bancshares Inc.	576,823	670,534
2,000	EML Payments Ltd.†	1,879	2,492
1,165	Farmers & Merchants Bank of Long Beach	6,515,603	9,553,000
40,000	Farmers National Banc Corp.	333,870	551,600
13,018	Fidelity Southern Corp.	108,320	356,563
5,000	First Community Bankshares Inc.	165,119	165,700
35,120	First Internet Bancorp	735,470	678,870
617,992	Flushing Financial Corp.	10,389,648	13,552,565
75,600	FNB Corp.	736,188	801,360
7,000	Franklin Financial Network Inc.	242,299	203,070
17,858	FS Bancorp Inc.	684,399	901,472
429,852	GTY Govtech Inc.†	4,225,455	3,782,698
10	Guaranty Corp., Cl. A†(a)	137,500	75,000
188,930	Hallmark Financial Services Inc.†	1,661,960	1,964,872
14,500	Hancock Whitney Corp.	185,881	585,800
13,800	Heritage Commerce Corp.	114,043	166,980
30,000	HomeStreet Inc.†	300,000	790,500
81,500	Hope Bancorp Inc.	879,043	1,066,020
94,300	I3 Verticals Inc., Cl. A†	1,459,659	2,265,086
34,400	ICC Holdings Inc.†	394,036	481,600
90,843	KKR & Co. Inc., Cl. A	13,187	2,133,902
40,800	Legacy Housing Corp.†	490,209	485,520
6,440	LendingTree Inc.†	187,547	2,264,046
170,000	Medallion Financial Corp.†	915,281	1,173,000
28,000	National Commerce Corp.†	1,265,301	1,097,880
9,000	New York Community Bancorp Inc.	113,568	104,130
4,197	Northrim BanCorp Inc.	91,497	144,461
21,300	OceanFirst Financial Corp.	395,540	512,478
36,479	Old Line Bancshares Inc.	1,160,522	909,421
8,000	Opus Bank	234,262	158,400
41,500	Oritani Financial Corp.	436,789	690,145
8,000	Peapack Gladstone Financial Corp.	249,513	209,760
25,581	People’s United Financial Inc.	409,904	420,552
158,000	Pzena Investment Management Inc., Cl. A	1,261,054	1,278,220
36,971	Renasant Corp.	414,186	1,251,468
2,200	Salisbury Bancorp Inc.	97,221	90,640
23,000	Sandy Spring Bancorp Inc.	803,326	719,440
3,500	Seacoast Banking Corp. of Florida†	110,651	92,225
4,540	Security National Corp.	412,718	682,135
10,342	SI Financial Group Inc.	123,868	133,515
85,000	Silvercrest Asset Management Group Inc., Cl. A	1,171,743	1,211,250
16,074	Simmons First National Corp., Cl. A	370,876	393,491
3,200	South State Corp.	244,803	218,688
58,459	Southern First Bancshares Inc.†	2,571,262	1,980,006
64,000	Southern National Bancorp of Virginia Inc.	1,071,005	937,600
4,500	Southside Bancshares Inc.	153,548	149,535
660,000	Sprott Inc.	1,818,646	1,496,464
122,903	Sterling Bancorp	1,249,000	2,289,683
70,000	TheStreet Inc.†	135,394	163,100
5,000	Thomasville Bancshares Inc.	186,926	193,750
3,500	Towne Bank/Portsmouth VA	111,633	86,625
10,000	TriState Capital Holdings Inc.†.	98,183	204,300

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
55,000	TrustCo Bank Corp NY	$253,000	$426,800
41,080	Union Bankshares Corp.	1,248,656	1,328,116
127,100	United Financial Bancorp Inc.	1,749,440	1,823,885
33,089	Value Line Inc.	326,193	816,967
92,530	Veritex Holdings Inc.	2,659,346	2,241,077
45,900	Washington Trust Bancorp Inc.	1,029,683	2,210,085
82,200	Waterstone Financial Inc.	876,303	1,353,012
89,760	Western New England Bancorp Inc.	774,589	828,485
650,000	Wright Investors’ Service Holdings Inc.†	739,861	292,500

		72,579,353	88,296,620

	Food and Beverage — 3.1%
87,600	Andrew Peller Ltd., Cl. A	366,944	867,249
1,800	Bridgford Foods Corp.†	30,289	42,858
57,000	Calavo Growers Inc.	1,740,163	4,779,450
111,000	Corby Spirit and Wine Ltd.	1,699,332	1,508,407
110,000	Cott Corp.	748,495	1,607,100
540,000	Crimson Wine Group Ltd.†	4,911,613	4,444,200
292,034	Farmer Brothers Co.†	6,289,733	5,843,600
1,700	Hanover Foods Corp., Cl. A†	165,267	146,200
300	Hanover Foods Corp., Cl. B†	28,206	26,850
85,000	Iwatsuka Confectionery Co. Ltd.	4,097,716	3,247,992
1,500	J & J Snack Foods Corp.	21,623	238,260
21,490	John B Sanfilippo & Son Inc.	1,010,180	1,544,486
107,511	Lifeway Foods Inc.†	1,018,489	260,177
229,661	Massimo Zanetti Beverage Group SpA	2,201,490	1,540,588
12,000	MGP Ingredients Inc.	312,879	925,800
15,600	Rock Field Co. Ltd.	125,557	230,136
5,700	Scheid Vineyards Inc., Cl. A†	82,624	480,937
210,545	SunOpta Inc.†	1,536,343	728,486
7,100	T. Hasegawa Co. Ltd.	148,541	114,351
8,300	The Boston Beer Co. Inc., Cl. A†	283,865	2,446,259
75,000	The Hain Celestial Group Inc.†	777,897	1,734,000
240,600	Tingyi (Cayman Islands) Holding Corp.	359,463	396,609
295,000	Vitasoy International Holdings Ltd.	161,353	1,428,035
23,000	Willamette Valley Vineyards Inc.†	88,087	165,830

		28,206,149	34,747,860

	Health Care — 7.7%
32,960	Accuray Inc.†	244,893	157,219
3,500	AcelRx Pharmaceuticals Inc.†	21,172	12,180
387,000	Achaogen Inc.†	2,525,313	176,588
10,000	Achillion Pharmaceuticals Inc.†	35,956	29,600
18,000	AngioDynamics Inc.†	222,509	411,480
40,000	Anika Therapeutics Inc.†	1,267,082	1,209,600
22,000	Biolase Inc.†	50,160	52,360
429,269	BioScrip Inc.†	759,518	858,538
133,000	BioTelemetry Inc.†	931,958	8,328,460
6,970	Boiron SA	118,049	409,696
46,500	Cantel Medical Corp.	593,901	3,110,385
111,100	Cardiovascular Systems Inc.†	1,885,169	4,295,126
14,000	CareDx Inc.†	80,937	441,280
2,000	Cassava Sciences Inc.†	6,901	2,580
47,900	Collegium Pharmaceutical Inc.†	820,359	725,206
391,940	Cutera Inc.†	5,964,844	6,921,660
124,336	Electromed Inc.†	403,807	640,330

Shares		Cost	Market Value

175,000	Exelixis Inc.†	$333,375	$4,165,000
30,000	Genesis Healthcare Inc.†	55,124	43,200
11,000	Heska Corp.†	162,663	936,320
4,000	ICU Medical Inc.†	208,306	957,320
612,448	InfuSystems Holdings Inc.†	1,609,196	3,068,364
23,000	Integer Holdings Corp.†	479,237	1,734,660
134,337	IntriCon Corp.†	830,899	3,369,172
65,000	Invitae Corp.†	536,637	1,522,300
17,000	Kindred Biosciences Inc.†	200,433	155,890
2,000	LeMaitre Vascular Inc.	46,963	62,000
134,000	Meridian Bioscience Inc.	2,514,204	2,359,740
160,000	Motif Bio plc†	70,834	13,650
157,000	Neogen Corp.†	491,190	9,010,230
114,780	NeoGenomics Inc.†	477,285	2,348,399
8,333	Nuvectra Corp.†	77,269	91,746
42,750	Omnicell Inc.†	704,048	3,455,910
39,300	OPKO Health Inc.†	67,636	102,573
45,200	Orthofix Medical Inc.†	965,181	2,549,732
110,000	Paratek Pharmaceuticals Inc.†	1,005,915	589,600
2,500	PreMD Inc.†(a)	4,580	0
10,000	Progenics Pharmaceuticals Inc.†	65,960	46,400
140,000	Quidel Corp.†	1,662,727	9,165,800
66,000	RTI Surgical Holdings Inc.†	334,123	396,660
123,934	SurModics Inc.†	2,535,700	5,388,650
2,000	Targanta Therapeutics Corp., Escrow†(a)	0	0
44,000	Tetraphase Pharmaceuticals Inc.†	171,428	58,960
1,000	Titan Medical Inc.†	2,224	2,800
130,000	Trinity Biotech plc, ADR†	894,491	370,500
80,301	United-Guardian Inc.	753,019	1,537,764
4,800	Utah Medical Products Inc.	132,221	423,600
300,000	Zealand Pharma A/S†	3,744,488	5,355,050

		37,069,884	87,064,278

	Hotels and Gaming — 3.7%
50,000	Ainsworth Game Technology Ltd.	44,995	30,000
9,600	Banyan Tree Holdings Ltd.	4,353	4,038
71,800	Boyd Gaming Corp.	416,103	1,964,448
38,000	Braemar Hotels & Resorts Inc., REIT	386,126	463,980
70,620	Churchill Downs Inc.	1,150,315	6,374,161
77,500	Eldorado Resorts Inc.†	354,440	3,618,475
6,000	Empire Resorts Inc.†	92,823	60,300
29,000	Everi Holdings Inc.†	208,911	305,080
1,117,725	Full House Resorts Inc.†	2,695,209	2,257,805
90,500	Gamenet Group SpA	908,741	915,700
5,000	GAN plc†	1,816	3,191
592,210	Golden Entertainment Inc.†	6,126,743	8,385,694
311,478	Inspired Entertainment Inc.†	1,935,759	2,076,001
4,000	PlayAGS Inc.†	89,445	95,720
10,000	Ryman Hospitality Properties Inc., REIT	309,356	822,400
4,000	Sotherly Hotels Inc., REIT	25,968	27,240
361,812	The Marcus Corp.	4,599,055	14,490,571

		19,350,158	41,894,804

	Machinery — 3.1%
303,600	Astec Industries Inc.	10,748,024	11,463,936
15,001	Capstone Turbine Corp.†	33,040	13,501
56,000	Chart Industries Inc.†	2,082,938	5,069,120
5,000	DMG Mori AG	28,402	242,019
12,200	DXP Enterprises Inc.†	222,516	474,824
564,500	Gencor Industries Inc.†	3,909,554	6,977,220
15,164	Lindsay Corp.	1,014,039	1,467,724
49,300	Tennant Co.	1,064,922	3,061,037
44,400	The Middleby Corp.†	464,969	5,773,332
250,000	UQM Technologies Inc.†	415,350	412,500

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
40,015	Williams Industrial Services Group Inc.†	$128,397	$95,236

		20,112,151	35,050,449

	Manufactured Housing and Recreational Vehicles — 1.3%
56,000	Cavco Industries Inc.†	3,210,293	6,581,680
184,143	Nobility Homes Inc.	2,142,917	4,143,217
103,000	Skyline Champion Corp.	833,870	1,957,000
61,000	Winnebago Industries Inc.	626,036	1,900,150

		6,813,116	14,582,047

	Metals and Mining — 1.9%
70,000	5N Plus Inc.†	251,966	189,621
10,000	Alkane Resources Ltd.†	3,333	1,953
159,382	Materion Corp.	3,409,593	9,094,337
750,000	Osisko Gold Royalties Ltd.	10,906,268	8,424,066
900,000	Tanami Gold NL†	210,755	24,923
316,000	TimkenSteel Corp.†	4,704,097	3,431,760
700	United States Lime & Minerals Inc.	55,159	53,984

		19,541,171	21,220,644

	Paper and Forest Products — 0.2%
26,500	Keweenaw Land Association Ltd.†	2,258,046	2,106,750

	Publishing — 1.7%
130,039	AH Belo Corp., Cl. A	695,035	483,745
166,000	ARC Document Solutions Inc.†	336,776	370,180
881,600	The E.W. Scripps Co., Cl. A	5,278,110	18,513,600
27,057	Tribune Publishing Co.†	264,673	319,002

		6,574,594	19,686,527

	Real Estate — 3.0%
220,000	Ambase Corp.†	319,065	89,111
8,000	Bresler & Reiner Inc.†	4,912	148
113,300	Capital Properties Inc., Cl. A	1,205,957	1,756,150
109,000	Cohen & Steers Inc.	2,330,830	4,607,430
60,000	DREAM Unlimited Corp., Cl. A	331,539	349,310
1,000	FC Global Realty Inc.†	1,296	350
24,400	FRP Holdings Inc.†	802,280	1,160,708
281,058	Griffin Industrial Realty Inc.(b)	8,122,194	9,794,871
14,138	Gyrodyne LLC†	394,093	254,625
8,231	Holobeam Inc.†(a)	161,746	358,049
506,852	Reading International Inc., Cl. A†	4,636,233	8,089,358
74,359	Reading International Inc., Cl. B†	669,886	1,877,565
2,508	Royalty LLC†(a)	0	255
172,000	Tejon Ranch Co.†	4,367,792	3,027,200
55,023	Trinity Place Holdings Inc.†	362,457	220,092
250,000	Trinity Place Holdings Inc.†(c)(d)	1,875,000	1,000,000
59,405	Twin River Worldwide Holdings Inc.†	1,742,176	1,779,191

		27,327,456	34,364,413

	Restaurants — 1.8%
2,034	Biglari Holdings Inc., Cl. A†	1,999,475	1,495,865
59,900	Denny’s Corp.†	184,625	1,099,165
222,634	Nathan’s Famous Inc.(b)	3,294,226	15,228,166
50,000	The Cheesecake Factory Inc.	1,504,518	2,446,000

		6,982,844	20,269,196

	Retail — 1.6%
47,000	Aaron’s Inc.	905,553	2,472,200

Shares		Cost	Market Value
103,000	Big 5 Sporting Goods Corp.	$905,177	$327,540
55,710	Ethan Allen Interiors Inc.	1,191,609	1,065,732
265,000	EVINE Live Inc.†	353,499	124,205
35,000	GNC Holdings Inc., Cl. A†	154,268	95,550
180,600	Ingles Markets Inc., Cl. A	3,121,730	4,988,172
95,000	Lands’ End Inc.†	1,617,853	1,577,950
56,000	La-Z-Boy Inc.	1,249,698	1,847,440
63,000	Movado Group Inc.	1,257,621	2,291,940
300	PetIQ Inc.†	7,511	9,423
150,000	Pier 1 Imports Inc.†	50,165	114,525
6,000	SpartanNash Co.	121,934	95,220
91,000	Tuesday Morning Corp.†	270,457	192,920
99,360	Village Super Market Inc., Cl. A	2,726,484	2,715,509
55,000	Vitamin Shoppe, Inc.†	327,328	387,200
400	Winmark Corp.	26,768	75,436

		14,287,655	18,380,962

	Semiconductors — 0.5%
169,400	Entegris Inc.	1,163,874	6,045,886
2,000	Veeco Instruments Inc.†	23,663	21,680

		1,187,537	6,067,566

	Specialty Chemicals — 2.6%
1,085,193	Ferro Corp.†	5,185,488	20,542,703
267,226	General Chemical Group Inc.†(b)	59,859	7,482
75,000	Hawkins Inc.	2,707,348	2,762,250
4,100	Minerals Technologies Inc.	121,383	241,039
168,441	Navigator Holdings Ltd.†	2,209,166	1,852,851
429,900	OMNOVA Solutions Inc.†	2,329,698	3,017,898
10,000	Takasago International Corp.	271,028	301,814
50,000	Teraoka Seisakusho Co. Ltd.	368,433	234,142
84,984	Treatt plc	453,067	447,179

		13,705,470	29,407,358

	Telecommunications — 2.4%
17,000	A10 Networks Inc.†	105,352	120,530
38,980	ATN International Inc.	1,514,869	2,198,082
288,039	Cincinnati Bell Inc.†	4,556,258	2,747,892
38,111	Consolidated Communications Holdings Inc.	329,789	415,791
20,808	Frequency Electronics Inc.†	233,086	246,575
65,000	Gogo Inc.†	322,463	291,850
732,117	HC2 Holdings Inc.†	2,695,325	1,793,687
5,000	IDT Corp., Cl. B	37,666	33,200
20,000	Iridium Communications Inc.†	160,025	528,800
4,100	North State Telecommunications Corp., Cl. A	349,343	240,014
57,500	Nuvera Communications Inc.	528,202	1,091,925
522,315	ORBCOMM Inc.†	3,012,804	3,541,296
5,788	Preformed Line Products Co.	246,195	307,285
294,000	Shenandoah Telecommunications Co.	1,558,028	13,041,840
40,000	WideOpenWest Inc.†	396,754	364,000

		16,046,159	26,962,767

	Transportation — 0.0%
17,000	Patriot Transportation Holding Inc.†	374,911	319,600
1,070	PHI Inc.†	16,133	1,391

		391,044	320,991

	Wireless Communications — 0.2%
1,070,000	NII Holdings Inc.†	1,309,283	2,097,200

	TOTAL COMMON STOCKS	622,309,550	1,001,532,473

	CLOSED-END FUNDS — 0.1%
134,300	MVC Capital Inc.	1,294,504	1,218,101

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	PREFERRED STOCKS — 0.8%
	Automotive: Parts and Accessories — 0.2%
57,000	Jungheinrich AG 1.150%	$221,761	$1,855,540

	Financial Services — 0.6%
317,000	Steel Partners Holdings LP Ser. A, 6.000%	10,710,258	6,856,710

	Health Care — 0.0%
3,034	BioScrip Inc. †	287,862	178,481

	TOTAL PREFERRED STOCKS	11,219,881	8,890,731

	CONVERTIBLE PREFERRED STOCKS — 0.1%

	Energy and Utilities — 0.1%
15,095	Corning Natural Gas Holding Corp.,
	4.800%, Ser. B	313,221	335,864

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	7,625	12,300

	TOTAL CONVERTIBLE PREFERRED STOCKS	320,846	348,164

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(a)	1	1

	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†(a)	0	0
400,000	Sanofi, CVR†	137,800	180,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	103,591	0

		241,391	180,000

	Specialty Chemicals — 0.0%
30,000	A. Schulman Inc., CVR†(a)	15,690	15,690

	TOTAL RIGHTS	257,082	195,691

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
86	Key Energy Services, expire 12/15/21†(a)	0	248
86	Key Energy Services, expire 12/15/20†(a)	0	181

		0	429

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	58	387

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	7,979	3,594
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	7,554	3,370

		15,533	6,964

	TOTAL WARRANTS	15,591	7,780

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS — 0.0%
	Telecommunications — 0.0%
$200,000	Gogo Inc., 6.000%, 05/15/22(c)	$200,000	$194,634

	U.S. GOVERNMENT OBLIGATIONS — 10.6%
120,859,000	U.S. Treasury Bills, 2.343% to 2.537%††, 05/02/19 to 08/29/19	120,187,184	120,214,852

	TOTAL INVESTMENTS — 100.1%	$755,804,638	1,132,602,426

	Other Assets and Liabilities (Net) — (0.1)%		(732,100)

	NET ASSETS — 100.0%		$1,131,870,326

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A securities amounted to $1,194,634 or 0.11% of net assets.

(d)

At March 31, 2019, the Fund held an investment in a restricted and illiquid security amounting to $1,000,000 or 0.09% of net assets., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/19 Carrying Value Per Share
250,000	Trinity Place Holdings Inc.	02/10/17	$1,875,000	$4.0000

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 92.4%
	Aerospace — 0.8%
4,900	Hexcel Corp.	$136,723	$338,884

	Automotive — 2.8%
14,100	Rush Enterprises Inc., Cl. A	359,374	589,521
19,700	Winnebago Industries Inc.	598,273	613,655

		957,647	1,203,176

	Banking — 21.5%
22,600	Atlantic Capital Bancshares Inc.†	410,019	402,958
15,600	Banc of California Inc.	288,439	215,904
13,200	BankUnited Inc.	364,856	440,880
5,900	Berkshire Hills Bancorp Inc.	153,535	160,716
14,362	Cadence BanCorp.	219,123	266,415
13,400	CenterState Bank Corp.	309,741	319,054
7,300	Columbia Banking System Inc.	216,102	238,637
3,200	Financial Institutions Inc.	56,688	86,976
34,400	First Foundation Inc.	531,613	466,808
10,200	Flushing Financial Corp.	164,000	223,686
9,300	Glacier Bancorp Inc.	175,557	372,651
2,400	Heartland Financial USA Inc.	111,978	102,360
20,100	Heritage Commerce Corp.	186,247	243,210
52,050	Investors Bancorp Inc.	561,191	616,793
25,700	LegacyTexas Financial Group Inc.	575,221	960,923
3,850	OceanFirst Financial Corp.	56,138	92,631
17,350	OFG Bancorp	174,937	343,357
8,200	Oritani Financial Corp.	123,867	136,366
17,000	PCSB Financial Corp.	286,964	332,690
29,206	Sterling Bancorp	320,389	544,108
22,200	TrustCo Bank Corp.	147,725	172,272
16,750	Umpqua Holdings Corp.	239,726	276,375
9,433	Union Bankshares Corp.	223,128	304,969
41,700	United Financial Bancorp Inc.	623,212	598,395
24,600	Valley National Bancorp	244,266	235,668
15,300	Veritex Holdings Inc.	440,795	370,566
14,000	Washington Federal Inc.	300,174	404,460
4,700	Washington Trust Bancorp Inc.	125,134	226,305

		7,630,765	9,156,133

	Broadcasting — 1.4%
11,800	Chicken Soup For The Soul Entertainment Inc.	120,542	145,848
50,100	Corus Entertainment Inc., Cl. B	194,948	221,942
17,600	Hemisphere Media Group Inc.†	206,059	248,160

		521,549	615,950

	Building and Construction — 2.0%
6,700	EMCOR Group Inc.	311,258	489,636
10,900	MYR Group Inc.†	185,196	377,467

		496,454	867,103

	Business Services — 4.4%
21,000	ABM Industries Inc.	654,558	763,350
4,850	FTI Consulting Inc.†	153,369	372,577
5,850	KAR Auction Services Inc.	120,836	300,163
6,600	McGrath RentCorp.	210,364	373,362
1,000	Stamps.com Inc.†	84,535	81,410

		1,223,662	1,890,862

	Communications — 2.2%
16,700	Meredith Corp.	857,576	922,842

	Communications Equipment — 4.0%
94,500	Extreme Networks Inc.†	563,293	707,805
122,800	Infinera Corp.†	850,952	532,952
5,722	Lumentum Holdings Inc.†	246,293	323,522
15,500	Switch Inc., Cl. A	111,834	159,805

		1,772,372	1,724,084

	Computer Software and Services — 5.5%
8,300	Bottomline Technologies Inc.†	225,173	415,747

Shares		Cost	Market Value

44,000	NetScout Systems Inc.†	$973,417	$1,235,080
15,600	Progress Software Corp.	358,726	692,172

		1,557,316	2,342,999

	Consumer Products — 2.2%
21,900	Hanesbrands Inc.	354,390	391,572
7,300	Oxford Industries Inc.	444,262	549,398

		798,652	940,970

	Diversified Industrial — 3.1%
4,950	Barnes Group Inc.	141,347	254,479
14,560	Columbus McKinnon Corp.	233,534	500,136
3,900	Fabrinet†	142,528	204,204
24,300	Steelcase Inc., Cl. A	340,140	353,565

		857,549	1,312,384

	Electronics — 3.7%
9,100	Advanced Energy Industries Inc.†	412,470	452,088
5,300	FARO Technologies Inc.†	158,376	232,723
4,200	Plantronics Inc.	168,173	193,662
25,700	TTM Technologies Inc.†	299,653	301,461
4,000	Woodward Inc.	154,216	379,560

		1,192,888	1,559,494

	Energy and Utilities — 9.4%
49,100	Centennial Resource Development Inc., Cl. A†	756,159	431,589
41,200	Magnolia Oil & Gas Corp.†	487,727	494,400
20,600	Matador Resources Co.†	382,081	398,198
23,700	Oceaneering International Inc.†	442,687	373,749
21,800	Parsley Energy Inc., Cl. A†	552,471	420,740
94,200	Patterson-UTI Energy Inc.	1,500,341	1,320,684
3,800	PDC Energy Inc.†	202,788	154,584
13,900	ProPetro Holding Corp.†	224,989	313,306
4,400	Whiting Petroleum Corp.†	198,690	115,016

		4,747,933	4,022,266

	Environmental Control — 2.1%
17,200	Casella Waste Systems Inc., Cl. A†	277,346	611,632
22,600	Evoqua Water Technologies Corp.†	212,104	284,308

		489,450	895,940

	Equipment and Supplies — 0.9%
11,300	CIRCOR International Inc.†	447,379	368,380

	Financial Services — 3.8%
16,600	Brown & Brown Inc.	250,019	489,866
11,800	Coastal Financial Corp.†	168,394	200,482
11,500	Oaktree Capital Group LLC	432,311	570,975
6,500	Stifel Financial Corp.	262,650	342,940

		1,113,374	1,604,263

	Health Care — 5.3%
1,780	ICU Medical Inc.†	129,303	426,007
8,400	Natus Medical Inc.†	251,156	213,192
6,550	Omnicell Inc.†	163,675	529,502
49,550	Patterson Cos. Inc.	1,184,284	1,082,668

		1,728,418	2,251,369

	Machinery — 1.3%
3,600	Astec Industries Inc.	119,187	135,936
42,300	Mueller Water Products Inc., Cl. A	471,820	424,692

		591,007	560,628

	Real Estate — 1.0%
6,000	Equity Commonwealth, REIT	181,068	196,140
15,200	Paramount Group Inc., REIT	234,801	215,688

		415,869	411,828

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Retail — 5.3%
3,550	American Eagle Outfitters Inc.	$45,213	$78,703
41,400	Darling Ingredients Inc.†	684,837	896,310
22,000	Del Frisco’s Restaurant Group Inc.†	204,630	141,020
42,150	Ethan Allen Interiors Inc.	940,667	806,329
14,100	The Hain Celestial Group Inc.†	253,723	325,992

		2,129,070	2,248,354

	Semiconductors — 8.2%
2,600	Cabot Microelectronics Corp.	123,045	291,096
30,900	Cypress Semiconductor Corp.	278,213	461,028
24,300	Entegris Inc.	375,870	867,267
28,100	FormFactor Inc.†	281,699	452,129
12,600	MACOM Technology Solutions Holdings Inc.†	231,736	210,546
20,600	Marvell Technology Group Ltd.	288,418	409,734
8,400	Nanometrics Inc.†	252,067	259,392
10,861	Versum Materials Inc.	285,361	546,417

		2,116,409	3,497,609

	Specialty Chemicals — 1.5%
32,600	Ferro Corp.†	516,267	617,118

	TOTAL COMMON STOCKS	32,298,329	39,352,636

	RIGHTS — 0.0%
	Specialty Chemicals — 0.0%
22,200	A. Schulman Inc., CVR†(a)	11,611	11,611

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 7.4%
$3,155,000	U.S. Treasury Bills, 2.355% to 2.409%††, 05/16/19 to 06/27/19	$3,140,608	$3,140,795

	TOTAL INVESTMENTS — 99.8%	$35,450,548	42,505,042

	Other Assets and Liabilities (Net) — 0.2%		80,622

	NET ASSETS — 100.0%		$42,585,664

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 107.7%
	FINANCIALS — 26.9%
	Banks — 7.1%
2,370	BankUnited Inc.	$77,615	$79,158
148	SVB Financial Group†	17,607	32,909
1,775	Zions Bancorp NA	52,534	80,603

		147,756	192,670

	Diversified Financials — 5.5%
1,288	Legg Mason Inc.	46,159	35,253
1,061	Oaktree Capital Group LLC	41,795	52,679
594	T. Rowe Price Group Inc.	42,544	59,471

		130,498	147,403

	Insurance — 4.5%
473	Chubb Ltd.	46,865	66,258
1,089	Voya Financial Inc.	40,673	54,406

		87,538	120,664

	Real Estate — 9.8%
665	American Tower Corp., REIT	58,124	131,045
2,414	CBRE Group Inc., Cl. A†	69,721	119,372
156	SL Green Realty Corp., REIT	16,659	14,028
		144,504	264,445

	TOTAL FINANCIALS	510,296	725,182

	CONSUMER DISCRETIONARY — 17.4%
	Consumer Durables — 3.4%
377	Thor Industries Inc.	30,981	23,513
1,893	Toll Brothers Inc.	64,169	68,527

		95,150	92,040

	Consumer Products — 0.6%
1,000	Newell Brands Inc.	21,838	15,340

	Consumer Services — 2.5%
1,219	Norwegian Cruise Line Holdings Ltd.†	43,957	66,996

	Media — 4.8%
596	Liberty Broadband Corp., Cl. C†	31,512	54,677
1,497	Manchester United plc, Cl. A	22,859	28,772
8,052	Sirius XM Holdings Inc.	32,234	45,655

		86,605	129,104

	Retailing — 6.1%
627	Dick’s Sporting Goods Inc.	17,633	23,080
1,828	Ethan Allen Interiors Inc.	44,594	34,970
1,562	Hanesbrands Inc.	30,961	27,929
717	Nordstrom Inc.	30,488	31,820
371	Ralph Lauren Corp.	27,172	48,111

		150,848	165,910

	TOTAL CONSUMER DISCRETIONARY	398,398	469,390

	INFORMATION TECHNOLOGY — 16.9%
	Semiconductors and Semiconductor Equipment — 3.1%
760	Marvell Technology Group Ltd.	15,740	15,116
517	MKS Instruments Inc.	37,870	48,107
547	Teradyne Inc.	19,218	21,792

		72,828	85,015

	Software and Services — 8.2%
886	Activision Blizzard Inc.	19,930	40,340
172	Equinix Inc., REIT	36,776	77,943
613	Fortinet Inc.†	17,422	51,474
403	Splunk Inc.†	17,810	50,214

		91,938	219,971

	Technology Hardware and Equipment — 5.6%
781	Belden Inc.	51,650	41,940

Shares		Cost	Market Value

1,015	Ciena Corp.†	$22,341	$37,900
146	Coherent Inc.†	22,944	20,691
356	Sanmina Corp.†	9,587	10,271
809	Versum Materials Inc.	25,055	40,701

		131,577	151,503

	TOTAL INFORMATION TECHNOLOGY	296,343	456,489

	INDUSTRIALS — 16.6%
	Capital Goods — 12.0%
141	Cummins Inc.	13,048	22,260
330	EnerSys	18,698	21,503
891	Flowserve Corp.	40,534	40,220
1,203	Fortune Brands Home & Security Inc.	51,730	57,275
552	Hexcel Corp.	24,413	38,176
2,326	Quanta Services Inc.	67,530	87,783
2,231	Rexnord Corp.†	43,372	56,087

		259,325	323,304

	Commercial and Professional Services — 3.6%
410	Bright Horizons Family Solutions Inc.†	17,539	52,115
503	IHS Markit Ltd.†	16,488	27,353
1,280	Steelcase Inc., Cl. A	17,718	18,624

		51,745	98,092

	Machinery — 1.0%
165	Snap-on Inc.	24,417	25,826

	TOTAL INDUSTRIALS	335,487	447,222

	ENERGY — 12.2%
	Energy — 12.2%
2,689	Baker Hughes, a GE Company	75,162	74,539
3,323	Centennial Resource Development Inc., Cl. A†	53,165	29,209
1,018	Cimarex Energy Co.	86,013	71,158
1,203	Fortis Inc.	36,713	44,499
3,379	Patterson-UTI Energy Inc.	63,801	47,374
410	Pioneer Natural Resources Co.	60,651	62,435

	TOTAL ENERGY	375,505	329,214

	HEALTH CARE — 9.0%
	Health Care Equipment and Services — 7.5%
199	Insulet Corp.†	5,949	18,923
538	Laboratory Corp. of America Holdings†	63,485	82,303
1,568	Patterson Cos. Inc.	58,085	34,261
508	Universal Health Services Inc., Cl. B	49,852	67,955

		177,371	203,442

	Pharmaceuticals, Biotechnology, and Life Sciences — 1.5%
56	Mettler-Toledo International Inc.†	14,952	40,488

	TOTAL HEALTH CARE	192,323	243,930

	MATERIALS — 4.7%
	Materials — 4.1%
540	Arconic Inc.	9,898	10,319
558	Ecolab Inc.	59,037	98,509

		68,935	108,828

	Specialty Chemicals — 0.6%
885	Ferro Corp.†	15,272	16,753

	TOTAL MATERIALS	84,207	125,581

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES — 4.0%
	Food and Beverage — 4.0%
1,486	Coca-Cola European Partners plc	$56,094	$76,886
674	Fresh Del Monte Produce Inc.	29,298	18,218
586	The Hain Celestial Group Inc.†	21,862	13,548

	TOTAL CONSUMER STAPLES	107,254	108,652

	TOTAL COMMON STOCKS	2,299,813	2,905,660

	TOTAL INVESTMENTS — 107.7%	$2,299,813	2,905,660

	Other Assets and Liabilities (Net) — (7.7)%		(207,534)

	NET ASSETS — 100.0%		$2,698,126

†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 73.1%
	Aerospace and Defense — 1.1%
$250,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$253,746	$371,749

	Automotive: Parts and Accessories — 0.6%
250,000	NIO Inc., 4.500%, 02/01/24(a)	241,166	215,245

	Aviation: Parts and Services — 1.7%
500,000	Kaman Corp., 3.250%, 05/01/24	532,858	552,454

	Business Services — 2.6%
509,000	Bristow Group Inc., 4.500%, 06/01/23	542,502	107,493
310,000	RingCentral Inc., Zero Coupon, 03/15/23	322,146	443,390
292,000	Team Inc., 5.000%, 08/01/23	291,398	316,634

		1,156,046	867,517

	Cable and Satellite — 1.5%
600,000	DISH Network Corp., 3.375%, 08/15/26	621,705	511,200

	Communications Equipment — 2.9%
350,000	InterDigital Inc., 1.500%, 03/01/20	377,499	366,896
512,000	Lumentum Holdings Inc., 0.250%, 03/15/24	572,094	605,308

		949,593	972,204

	Computer Software and Services — 22.9%
540,000	Boingo Wireless Inc., 1.000%, 10/01/23(a)	491,275	486,580
200,000	Coupa Software Inc., 0.375%, 01/15/23(a)	244,051	418,410
550,000	CSG Systems International Inc., 4.250%, 03/15/36(a)	573,824	579,920
500,000	Evolent Health Inc., 1.500%, 10/15/25(a)	489,944	397,934
523,000	GDS Holdings Ltd., 2.000%, 06/01/25(a)	432,583	506,878
395,000	IAC FinanceCo. Inc., 0.875%, 10/01/22(a)	459,469	580,766
440,000	LivePerson Inc., 0.750%, 03/01/24(a)	443,530	454,872
500,000	MercadoLibre Inc., 2.000%, 08/15/28(a)	491,240	673,437
337,000	New Relic Inc., 0.500%, 05/01/23(a)	353,034	379,591
305,000	Nice Systems Inc., 1.250%, 01/15/24	321,051	466,758
176,000	Okta Inc., 0.250%, 02/15/23	182,888	318,648
500,000	Perficient Inc., 2.375%, 09/15/23(a)	488,793	488,407
70,000	Pluralsight Inc., 0.375%, 03/01/24(a)	70,000	75,057
500,000	PROS Holdings Inc., 2.000%, 06/01/47	467,397	534,378
250,000	Q2 Holdings Inc., 0.750%, 02/15/23	278,861	328,067

Principal Amount		Cost	Market Value
$400,000	Splunk Inc., 1.125%, 09/15/25(a)	$408,081	$439,617
400,000	Vocera Communications Inc., 1.500%, 05/15/23(a)	451,836	470,996

		6,647,857	7,600,316

	Consumer Services — 4.1%
500,000	Chegg Inc., 0.125%, 03/15/25(a)	497,848	495,083
300,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	310,122	345,359
550,000	Quotient Technology Inc., 1.750%, 12/01/22	550,481	517,931

		1,358,451	1,358,373

	Diversified Industrial — 2.4%
300,000	Chart Industries Inc., 1.000%, 11/15/24(a)	370,075	489,538
300,000	KBR Inc., 2.500%, 11/01/23(a)	303,550	304,381

		673,625	793,919

	Electronics — 0.3%
105,000	Applied Optoelectronics Inc., 5.000%, 03/15/24(a)	105,000	104,320

	Energy and Utilities: Integrated — 1.2%
500,000	SunPower Corp., 4.000%, 01/15/23	426,176	413,673

	Energy and Utilities: Services — 2.2%
600,000	Cheniere Energy Inc., 4.250%, 03/15/45	427,765	472,125
250,000	Tesla Energy Operations Inc., 1.625%, 11/01/19	240,440	242,007

		668,205	714,132

	Entertainment — 1.6%
500,000	Gannett Co. Inc., 4.750%, 04/15/24(a)	538,311	544,639

	Financial Services — 1.9%
300,000	Encore Capital Europe Finance Ltd., 4.500%, 09/01/23	316,422	269,609
199,000	LendingTree Inc., 0.625%, 06/01/22	224,065	349,924

		540,487	619,533

	Health Care — 14.1%
400,000	BioMarin Pharmaceutical Inc., 0.599%, 08/01/24	411,428	410,250
250,000	CONMED Corp., 2.625%, 02/01/24(a)	254,895	278,004
195,000	DexCom Inc., 0.750%, 12/01/23(a)	202,391	201,335
275,000	Exact Sciences Corp., 0.375%, 03/15/27	275,415	281,264
404,000	Insulet Corp., 1.375%, 11/15/24(a)	451,109	487,577
300,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	297,172	298,370
200,000	Invacare Corp., 4.500%, 06/01/22	214,468	172,376

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$337,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	$375,494	$456,252
300,000	Pacira Pharmaceuticals Inc., 2.375%, 04/01/22	300,959	296,099
400,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24(a)	395,104	306,146
250,000	Retrophin Inc., 2.500%, 09/15/25	244,556	233,689
550,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	575,334	532,422
270,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	288,832	288,476
300,000	Teladoc Health Inc., 3.000%, 12/15/22	309,946	447,964

		4,597,103	4,690,224

	Semiconductors — 7.3%
250,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	278,590	320,019
500,000	Inphi Corp., 1.125%, 12/01/20	540,443	615,152
500,000	Knowles Corp., 3.250%, 11/01/21	532,049	585,809
508,000	Rambus Inc., 1.375%, 02/01/23	501,902	476,555
300,000	Teradyne Inc., 1.250%, 12/15/23	367,221	419,942

		2,220,205	2,417,477

	Telecommunications — 3.5%
105,000	8x8 Inc., 0.500%, 02/01/24(a)	105,342	107,741
600,000	Infinera Corp., 2.125%, 09/01/24	556,146	475,344
300,000	Twilio Inc., 0.250%, 06/01/23(a)	300,672	572,269

		962,160	1,155,354

	Transportation — 1.2%
250,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	248,483	263,254
140,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	139,913	132,135

		388,396	395,389

	TOTAL CONVERTIBLE CORPORATE BONDS	22,881,090	24,297,718

Shares
	CONVERTIBLE PREFERRED STOCKS — 1.9%
	Agriculture — 0.3%
1,000	Bunge Ltd., 4.875%	94,950	99,000

	Financial Services — 1.6%
300	Bank of America Corp., 7.250%	385,753	390,561
117	Wells Fargo & Co., 7.500%	149,190	151,205

		534,943	541,766

	TOTAL CONVERTIBLE PREFERRED STOCKS	629,893	640,766

Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 18.8%
	Building and Construction — 0.9%
3,007	Stanley Black & Decker Inc., 5.375%, 05/15/20	$314,251	$293,183

	Computer Software and Services — 0.9%
1,500	Alibaba - Mandatory Exchange Trust, 5.750%, 06/01/19 (a)	192,859	305,303

	Consumer Products — 1.5%
5,150	Energizer Holdings Inc., 7.500%, 01/15/22	521,484	501,507

	Diversified Industrial — 1.6%
4,000	Colfax Corp., 5.750%, 01/15/22	416,600	532,520

	Energy and Utilities: Integrated — 3.1%
5,200	CenterPoint Energy Inc., 7.000%, 09/01/21	267,167	274,768
5,000	DTE Energy Co., 6.500%, 10/01/19	266,172	276,750
3,535	Sempra Energy, 6.000%, 01/15/21	360,105	373,649
970	6.750%, 07/15/21	98,732	102,975

		992,176	1,028,142

	Energy and Utilities: Services — 2.3%
5,180	American Electric Power Co. Inc., 6.125%, 03/15/22	261,072	266,511
9,705	South Jersey Industries Inc., 7.250%, 04/15/21	524,098	500,584

		785,170	767,095

	Equipment and Supplies — 0.8%
250	Danaher Corp., 4.750%, 04/15/22	252,720	263,247

	Financial Services — 1.7%
2,538	Assurant Inc., 6.500%, 03/15/21	260,201	263,140
6,000	New York Community Capital Trust V, 6.000%, 11/01/51	300,700	289,500

		560,901	552,640

	Health Care — 1.0%
5,494	Becton Dickinson and Co., 6.125%, 05/01/20	293,412	339,584

	Industrials — 1.6%
5,032	International Flavors & Fragrances Inc., 6.000%, 09/15/21	260,406	251,298
5,200	Rexnord Corp., 5.750%, 11/15/19	267,069	280,124

		527,475	531,422

	Real Estate Investment Trusts — 3.4%
504	Crown Castle International Corp., 6.875%, 08/01/20	538,469	597,139
5,000	QTS Realty Trust Inc., 6.500%, (c)	505,473	543,100

		1,043,942	1,140,239

	TOTAL MANDATORY CONVERTIBLE SECURITIES	5,900,990	6,254,882

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 5.3%
$1,775,000	U.S. Treasury Bills, 2.355% to 2.427%†, 05/23/19 to 06/27/19	$1,766,133	$1,766,251

	TOTAL INVESTMENTS — 99.1%	$31,178,106	32,959,617

	Other Assets and Liabilities (Net) — 0.9%		288,388

	NET ASSETS — 100.0%		$33,248,005

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $11,130,016 or 33.48% of net assets.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Security is perpetual and has no stated maturity date.
†	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	Aerospace — 5.6%
6,095	General Dynamics Corp.	$923,606	$1,031,762
3,774	Northrop Grumman Corp.	1,208,775	1,017,470
2,630	The Boeing Co.	319,627	1,003,135

		2,452,008	3,052,367

	Banking — 11.2%
65,805	Bank of America Corp.	1,221,600	1,815,560
18,479	JPMorgan Chase & Co.	1,096,196	1,870,629
33,185	Wells Fargo & Co.	1,631,033	1,603,499
20,865	Western Alliance Bancorp†	1,093,105	856,300

		5,041,934	6,145,988

	Business Services — 3.0%
13,004	Booz Allen Hamilton Holding Corp.	375,869	756,052
4,905	FedEx Corp.	753,773	889,816

		1,129,642	1,645,868

	Computer Software and Services — 6.4%
1,063	Alphabet Inc., Cl. A†	887,402	1,251,034
5,895	Apple Inc.	1,182,400	1,119,755
9,755	Microsoft Corp.	764,636	1,150,505

		2,834,438	3,521,294

	Consumer Products — 2.4%
19,210	Colgate-Palmolive Co.	1,117,896	1,316,653

	Diversified Industrial — 2.0%
7,015	Honeywell International Inc.	871,879	1,114,824

	Energy and Energy Services — 2.9%
11,795	EOG Resources Inc.	1,092,530	1,122,648
14,990	Halliburton Co.	869,745	439,207

		1,962,275	1,561,855

	Energy: Integrated — 8.6%
21,135	CMS Energy Corp.	956,819	1,173,838
9,455	DTE Energy Co.	1,124,258	1,179,417
6,100	NextEra Energy Inc.	488,565	1,179,252
15,110	WEC Energy Group Inc.	725,998	1,194,899

		3,295,640	4,727,406

	Energy: Oil — 4.0%
9,295	Chevron Corp.	873,560	1,144,958
15,970	ConocoPhillips	1,103,671	1,065,838

		1,977,231	2,210,796

	Entertainment — 1.9%
9,520	The Walt Disney Co.	1,064,705	1,057,006

	Financial Services — 9.9%
14,770	Arthur J Gallagher & Co.	977,082	1,153,537
8,600	Chubb Ltd.	936,465	1,204,688
14,230	Intercontinental Exchange Inc.	747,628	1,083,472
19,880	Morgan Stanley	1,118,240	838,936
23,175	U.S. Bancorp	1,284,200	1,116,803

		5,063,615	5,397,436

Shares		Cost	Market Value

	Food and Beverage — 7.2%
28,065	General Mills Inc.	$1,345,840	$1,452,364
26,490	Hormel Foods Corp.	939,917	1,185,692
10,750	PepsiCo Inc.	889,171	1,317,413

		3,174,928	3,955,469

	Health Care — 12.8%
14,030	Abbott Laboratories	600,555	1,121,558
5,770	Becton, Dickinson and Co.	999,872	1,440,942
13,105	Johnson & Johnson	1,366,551	1,831,948
14,885	Medtronic plc	1,252,385	1,355,726
5,083	UnitedHealth Group Inc.	1,189,480	1,256,823

		5,408,843	7,006,997

	Real Estate — 3.2%
4,690	Crown Castle International Corp., REIT	530,075	600,320
5,285	Public Storage, REIT	1,168,268	1,150,967

		1,698,343	1,751,287

	Retail — 8.0%
28,940	CVS Health Corp.	2,333,642	1,560,734
6,240	Simon Property Group Inc., REIT	1,185,109	1,136,990
7,160	Target Corp.	542,365	574,662
5,920	The Home Depot Inc.	736,134	1,135,989

		4,797,250	4,408,375

	Semiconductors — 1.0%
3,115	Lam Research Corp.	307,158	557,616

	Telecommunications — 6.8%
66,220	AT&T Inc.	2,589,885	2,076,659
11,739	Motorola Solutions Inc.	1,212,399	1,648,390

		3,802,284	3,725,049

	Transportation — 2.0%
6,550	Union Pacific Corp.	359,452	1,095,160

	TOTAL COMMON STOCKS	46,359,521	54,251,446

	SHORT TERM INVESTMENT — 1.1%
	Other Investment Companies — 1.1%
609,447	Dreyfus Treasury Securities Cash Management, 2.270%*	609,447	609,447

	TOTAL INVESTMENTS — 100.0%	$46,968,968	54,860,893

	Other Assets and Liabilities (Net) — 0.0%		411

	NET ASSETS — 100.0%		$54,861,304

*	1 day yield as of March 31, 2019.
†	Non-income producing security.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 65.2%
	Aerospace — 3.8%
5,225	General Dynamics Corp.	$766,079	$884,488
2,550	Northrop Grumman Corp.	816,737	687,480
1,815	The Boeing Co.	220,579	692,277

		1,803,395	2,264,245

	Banking — 7.3%
48,780	Bank of America Corp.	621,340	1,345,840
12,486	JPMorgan Chase & Co.	694,796	1,263,958
23,035	Wells Fargo & Co.	1,131,023	1,113,051
14,130	Western Alliance Bancorp†	739,742	579,895

		3,186,901	4,302,744

	Business Services — 2.0%
8,900	Booz Allen Hamilton Holding Corp.	264,639	517,446
3,625	FedEx Corp.	561,651	657,611

		826,290	1,175,057

	Computer Software and Services — 4.6%
887	Alphabet Inc., Cl. A†	742,946	1,043,901
4,005	Apple Inc.	803,299	760,750
7,550	Microsoft Corp.	406,598	890,447

		1,952,843	2,695,098

	Consumer Products — 1.7%
14,200	Colgate-Palmolive Co.	811,453	973,268

	Diversified Industrial — 1.3%
4,880	Honeywell International Inc.	575,100	775,530

	Energy and Energy Services — 1.9%
8,625	EOG Resources Inc.	780,619	820,927
10,125	Halliburton Co.	587,444	296,663

		1,368,063	1,117,590

	Energy: Integrated — 5.9%
15,485	CMS Energy Corp.	700,815	860,037
6,915	DTE Energy Co.	822,237	862,577
4,475	NextEra Energy Inc.	386,355	865,107
11,075	WEC Energy Group Inc.	534,023	875,811

		2,443,430	3,463,532

	Energy: Oil — 2.7%
6,485	Chevron Corp.	551,864	798,822
11,785	ConocoPhillips	814,457	786,531

		1,366,321	1,585,353

	Entertainment — 1.2%
6,400	The Walt Disney Co.	715,919	710,592

	Financial Services — 6.3%
9,590	Arthur J Gallagher & Co.	634,708	748,979
5,900	Chubb Ltd.	649,145	826,472
10,130	Intercontinental Exchange Inc.	532,146	771,298
14,280	Morgan Stanley	803,352	602,616
15,775	U.S. Bancorp	874,155	760,197

		3,493,506	3,709,562

	Food and Beverage — 4.7%
16,250	General Mills Inc.	786,791	840,937
18,480	Hormel Foods Corp.	658,146	827,165
9,000	PepsiCo Inc.	714,475	1,102,950

		2,159,412	2,771,052

	Health Care — 8.1%
9,765	Abbott Laboratories	367,667	780,614
3,830	Becton, Dickinson and Co.	665,851	956,466
8,675	Johnson & Johnson	869,047	1,212,678
10,325	Medtronic plc	867,839	940,401

Shares		Cost	Market Value
3,581	UnitedHealth Group Inc.	$838,299	$885,438

		3,608,703	4,775,597

	Real Estate — 2.1%
3,475	Crown Castle International Corp., REIT	393,162	444,800
3,660	Public Storage, REIT	810,740	797,075

		1,203,902	1,241,875

	Retail — 5.2%
19,290	CVS Health Corp.	1,554,258	1,040,310
4,545	Simon Property Group Inc., REIT	877,799	828,144
5,000	Target Corp.	378,746	401,300
4,120	The Home Depot Inc.	568,422	790,587

		3,379,225	3,060,341

	Semiconductors — 0.7%
2,150	Lam Research Corp.	211,794	384,872

	Telecommunications — 4.4%
45,095	AT&T Inc.	1,767,115	1,414,179
8,168	Motorola Solutions Inc.	840,792	1,146,951

		2,607,907	2,561,130

	Transportation — 1.3%
4,560	Union Pacific Corp.	273,648	762,432

	TOTAL COMMON STOCKS	31,987,812	38,329,870

Principal Amount

	CORPORATE BONDS — 16.6%
	Banking — 4.4%
$600,000	Citigroup Inc., 2.500%, 07/29/19	601,457	599,745
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	750,188	751,461
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	600,224	611,984
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	606,732	611,467

		2,558,601	2,574,657

	Cable and Satellite — 1.0%
600,000	Comcast Corp., 2.922%, 10/01/20	600,366	601,046

	Computer Hardware — 1.1%
650,000	International Business Machines Corp., 2.900%, 11/01/21	653,546	653,294

	Consumer Products — 2.2%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	497,285	490,036
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	798,622	795,044

		1,295,907	1,285,080

	Electronics — 0.9%
500,000	Texas Instruments Inc., 1.650%, 08/03/19	499,903	498,144

	Financial Services — 3.1%
600,000	Capital One Financial Corp., 3.750%, 04/24/24	606,447	609,554

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Principal Amount		Cost	Market Value

	CORPORATE BONDS (Continued)
	Financial Services (Continued)
$600,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	$600,447	$610,885
600,000	The PNC Financial Services Group Inc., STEP, 2.854%, 11/09/22	594,666	599,009

		1,801,560	1,819,448

	Health Care — 2.9%
500,000	Abbott Laboratories, 2.550%, 03/15/22	496,493	497,949
600,000	Aetna Inc., 3.500%, 11/15/24	600,678	600,737
600,000	Amgen Inc., 3.450%, 10/01/20	606,555	607,701

		1,703,726	1,706,387

	Retail — 1.0%
600,000	CVS Health Corp., 3.375%, 08/12/24	599,183	596,674

	TOTAL CORPORATE BONDS	9,712,792	9,734,730

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
	Federal Home Loan Mortgage Corp. — 1.9%
1,100,000	2.375%, 01/13/22	1,104,547	1,103,503

	Federal National Mortgage Association — 1.9%
1,100,000	2.625%, 09/06/24	1,129,262	1,116,888

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,233,809	2,220,391

	U.S. GOVERNMENT OBLIGATIONS — 12.4%
	U.S. Treasury Bonds — 1.8%
1,100,000	2.500%, 02/15/45	989,567	1,038,146

Principal Amount		Cost	Market Value
	U.S. Treasury Notes — 10.6%
$1,000,000	2.000%, 01/31/20	$993,415	$996,758
1,100,000	2.625%, 08/15/20	1,099,139	1,103,803
1,000,000	2.250%, 11/15/24	1,023,509	998,242
500,000	2.000%, 02/15/25	497,571	491,934
800,000	1.625%, 02/15/26	802,665	764,563
950,000	2.250%, 08/15/27	900,712	941,112
950,000	2.250%, 11/15/27	899,280	940,110

		6,216,291	6,236,522

	TOTAL U.S. GOVERNMENT OBLIGATIONS	7,205,858	7,274,668

Shares
	SHORT TERM INVESTMENT — 1.7%
	Other Investment Companies — 1.7%
1,020,757	Dreyfus Treasury Securities Cash Management, 2.270%*	1,020,757	1,020,757

	TOTAL INVESTMENTS — 99.7%	$52,161,028	58,580,416

	Other Assets and Liabilities (Net) — 0.3%		152,574

	NET ASSETS — 100.0%		$58,732,990

*	1 day yield as of March 31, 2019.
†	Non-income producing security.
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STEP	Step coupon security. The rate disclosed is that in effect at March 31, 2019.

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 58.8%
	Aerospace — 6.9%
$125,000	General Dynamics Corp., 2.987%, (3 Month USD LIBOR plus 0.29%) 05/11/20(a)	$125,000	$125,233
	3.077%, (3 Month USD LIBOR plus 0.38%) 05/11/21(a)	125,000	125,575
250,000	United Technologies Corp., 3.100%, 06/01/22	256,402	251,726

		506,402	502,534

	Agriculture — 1.9%
140,000	Bunge Ltd Finance Corp., 4.350%, 03/15/24	138,409	141,856

	Banking — 9.6%
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	199,989	200,390
	3.207%, (3 Month USD LIBOR plus 0.70%) 04/01/23(a)	50,068	50,328
	4.009%, (3 Month USD LIBOR plus 1.23%) 10/24/23(a)	50,000	50,778
400,000	The Bank of New York Mellon Corp., Ser. G, 2.200%, 05/15/19	400,012	399,742

		700,069	701,238

	Diversified Industrial — 2.8%
50,000	Church & Dwight Co. Inc., 2.450%, 08/01/22	49,130	49,239
100,000	United Rentals North America Inc., 4.625%, 07/15/23	101,750	101,937
50,000	Wabtec Corp., 4.375%, 08/15/23	50,615	50,669

		201,495	201,845

	Energy — 6.9%
250,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	256,031	257,500
50,000	EQM Midstream Partners LP, 4.750%, 07/15/23	50,431	51,023
40,000	Kinder Morgan Energy Partners LP, 5.300%, 09/15/20	41,270	41,316
75,000	Plains All American Pipeline LP / PAA Finance Corp., 3.650%, 06/01/22	74,908	75,505
75,000	Western Midstream Operating LP, 5.375%, 06/01/21	77,600	77,769

		500,240	503,113

	Entertainment — 1.7%
125,000	Discovery Communications LLC, 3.343%, (3 Month USD LIBOR plus 0.71%) 09/20/19(a)	125,232	125,125

	Financial Services — 10.1%
200,000	Capital One Financial Corp., 3.750%, 04/24/24	202,149	203,184
50,000	CyrusOne LP / CyrusOne Finance Corp., 5.000%, 03/15/24	50,813	51,187
75,000	Equinix Inc., 5.750%, 01/01/25	78,151	78,047

Principal Amount		Cost	Market Value
$100,000	Ford Motor Credit Co. LLC, 3.157%, 08/04/20	$99,170	$99,311
100,000	General Motors Financial Co. Inc., 3.700%, 11/24/20	100,610	100,852
75,000	Jefferies Financial Group Inc., 5.500%, 10/18/23	78,244	78,551
125,000	MPT Operating Partnership LP / MPT Finance Corp., 6.375%, 03/01/24	130,810	130,937

		739,947	742,069

	Food and Beverage — 4.9%
100,000	Anheuser-Busch InBev Finance Inc., 3.700%, 02/01/24	102,546	102,968
250,000	Mondelēz International Inc., 5.375%, 02/10/20	250,484	255,184

		353,030	358,152

	Health Care — 3.8%
125,000	Anthem Inc., 2.500%, 11/21/20	124,876	124,409
75,000	Becton Dickinson and Co., 3.363%, 06/06/24	74,349	75,044
75,000	HCA Inc., 5.000%, 03/15/24	76,904	79,602

		276,129	279,055

	Metals and Mining — 1.4%
100,000	Kinross Gold Corp., 5.125%, 09/01/21	102,939	103,250

	Retail — 1.6%
125,000	The Home Depot, Inc., 2.125%, 09/15/26	123,950	118,141

	Specialty Chemicals — 2.6%
35,000	Celanese US Holdings LLC, 5.875%, 06/15/21	37,039	36,752
75,000	Huntsman International LLC, 5.125%, 11/15/22	78,495	78,563
75,000	Methanex Corp., 5.250%, 03/01/22	76,915	77,334

		192,449	192,649

	Telecommunications — 4.6%
250,000	AT&T Inc., 3.900%, 03/11/24	254,975	257,123
75,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	77,150	77,629

		332,125	334,752

	TOTAL CORPORATE BONDS	4,292,416	4,303,779

	CONVERTIBLE CORPORATE BONDS — 0.6%
	Computer Hardware — 0.6%
50,000	Western Digital Corp., 1.500%, 02/01/24	44,054	44,101

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.5%
	Federal Home Loan Mortgage Corp. — 4.8%
350,000	1.750%, 05/30/19	350,224	349,618

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Federal National Mortgage Association — 5.5%
$400,000	2.625%, 09/06/24	$410,641	$406,141

	Government National Mortgage Association — 0.2%
3,419	6.000%, 12/15/33	3,438	3,840
11,431	5.500%, 01/15/34	11,478	12,580

		14,916	16,420

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	775,781	772,179

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 32.2%
	U.S. Treasury Bills — 12.4%
$915,000	U.S. Treasury Bills, 2.355% to 2.414%†, 05/16/19 to 06/27/19	$910,563	$910,610

	U.S. Treasury Notes — 17.1%
750,000	2.375%, 04/30/20	748,413	749,810
250,000	2.625%, 06/15/21	249,731	252,002
250,000	2.000%, 02/15/25	249,217	245,967

		1,247,361	1,247,779

	U.S. Treasury Bonds — 2.7%
150,000	5.375%, 02/15/31	162,088	195,018

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,320,012	2,353,407

	TOTAL INVESTMENTS — 102.1%	$7,432,263	7,473,466

	Other Assets and Liabilities (Net) — (2.1)%		(155,719)

	NET ASSETS — 100.0%		$7,317,747

(a)

The interest rates for these floating rate notes, which will change periodically, are based either on the prime rate or an index of market rates. The reflected rates are in effect as of March 31, 2019. The maturity dates reflected are the final maturity dates.

†	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (cost $719,364,685, $35,450,548, $2,299,813, and $31,178,106, respectively)	$1,081,682,388	$42,505,042	$2,905,660	$32,959,617
Investments in affiliates, at value (cost $36,439,953)	50,920,038	—	—	—
Foreign currency, at value (cost $949, $1,901, respectively)	954	1,912	—	—
Cash	6,632	616	—	4,905
Deposit at brokers	483,000	—	—	—
Receivable for Fund shares sold	1,008,217	104,278	—	161,601
Receivable for investments sold	130,431	—	—	—
Receivable from Adviser	—	14,965	15,749	15,267
Dividends and interest receivable - unaffiliated	614,848	26,524	2,257	166,399
Dividends and interest receivable - affiliated	43,000	—	—	—
Prepaid expenses	40,550	24,103	5,467	23,432

Total Assets	1,134,930,058	42,677,440	2,929,133	33,331,221

Liabilities:
Payable to custodian	—	—	187,332	—
Payable for investments purchased	289,967	—	—	—
Payable for Fund shares redeemed	1,108,708	9,258	11,527	17,418
Payable for investment advisory fees	977,014	36,303	4,734	27,568
Payable for distribution fees	192,330	6,364	563	5,354
Payable for accounting fees	7,500	—	—	—
Payable for payroll expenses	—	—	679	—
Payable for custodian fees	61,357	1,291	1,201	1,639
Payable for legal and audit fees	52,346	21,614	13,728	16,955
Payable for shareholder communications expenses	114,276	6,335	—	6,592
Payable for shareholder services fees	229,335	3,173	828	2,201
Other accrued expenses	26,899	7,438	10,415	5,489

Total Liabilities	3,059,732	91,776	231,007	83,216

Net Assets	$1,131,870,326	$42,585,664	$2,698,126	$33,248,005

Net Assets Consist of:
Paid-in capital	$ 742,698,011	$36,074,008	$2,218,418	$31,448,386
Total distributable earnings/(accumulated loss)	389,172,315	6,511,656	479,708	1,799,619

Net Assets	$1,131,870,326	$42,585,664	$2,698,126	$33,248,005

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$177,654,020	$8,164,595	$520,818	$4,469,709
Shares of beneficial interest outstanding	6,954,092	456,995	42,756	337,976
Net Asset Value, offering, and redemption price per share	$25.55	$17.87	$12.18	$13.22
Class A:
Net assets	$91,224,611	$4,379,090	$169,806	$3,928,975
Shares of beneficial interest outstanding	3,725,085	259,177	14,162	287,493
Net Asset Value and redemption price per share	$24.49	$16.90	$11.99	$13.67
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$25.51	$17.60	$12.49	$14.24

Class C:
Net assets	$130,864,040	$3,319,575	$412,695	$3,268,957
Shares of beneficial interest outstanding	6,147,312	233,023	35,566	224,040
Net Asset Value and offering price per share(a)	$21.29	$14.25	$11.60	$14.59
Class I:
Net assets	$732,127,655	$26,722,404	$1,594,807	$21,580,364
Shares of beneficial interest outstanding	27,917,097	1,436,415	128,729	1,626,245
Net Asset Value, offering, and redemption price per share	$26.23	$18.60	$12.39	$13.27

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2019 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Assets:
Investments, at value (cost $46,968,968, $52,161,028, and $7,432,263, respectively)	$54,860,893	$58,580,416	$7,473,466
Investments in affiliates, at value	—	—	—
Cash	—	—	4,817
Deposit at brokers	—	—	—
Receivable for Fund shares sold	2,723	63,713	287
Receivable for investments sold	126,280	87,985	—
Receivable from Adviser	—	—	17,498
Dividends and interest receivable - unaffiliated	43,807	170,276	56,508
Prepaid expenses	28,854	28,090	21,427

Total Assets	55,062,557	58,930,480	7,574,003

Liabilities:
Payable to custodian	—	—	—
Payable for investments purchased	84,334	54,831	—
Payable for Fund shares redeemed	9,218	37,034	214,964
Payable for investment advisory fees	46,539	37,298	7,241
Payable for distribution fees	11,178	15,963	1,607
Payable for accounting fees	7,500	7,500	—
Payable for custodian fees	1,139	1,130	1,202
Payable for legal and audit fees	17,550	17,605	17,672
Payable for shareholder communications expenses	8,104	8,743	4,089
Payable for shareholder services fees	8,338	7,203	2,401
Other accrued expenses	7,353	10,183	7,080

Total Liabilities	201,253	197,490	256,256
Net Assets	$54,861,304	$58,732,990	$7,317,747

Net Assets Consist of:
Paid-in capital	$44,396,251	$50,989,008	$7,368,645
Total distributable earnings/(accumulated loss)	10,465,053	7,743,982	(50,898)
Net Assets	$54,861,304	$58,732,990	$7,317,747

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$49,481,813	$42,697,523	$3,347,508
Shares of beneficial interest outstanding	4,254,970	3,888,843	305,411
Net Asset Value, offering, and redemption price per share	$11.63	$10.98	$10.96
Class A:
Net assets	$1,270,775	$8,465,736	$862,759
Shares of beneficial interest outstanding	109,413	766,019	78,767
Net Asset Value and redemption price per share	$11.61	$11.05	$10.95
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$12.09	$11.51	$11.41
Class C:
Net assets	$181,870	$3,955,583	$701,007
Shares of beneficial interest outstanding	16,770	351,538	67,445
Net Asset Value and offering price per share(a)	$10.84	$11.25	$10.39
Class I:
Net assets	$3,926,846	$3,614,148	$2,406,473
Shares of beneficial interest outstanding	339,097	329,693	219,422
Net Asset Value, offering, and redemption price per share	$11.58	$10.96	$10.97

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $30,423, $1,221, $205, and $0, respectively)	$6,335,336	$ 314,097	$19,466	$ 164,679
Dividends - affiliated	537,659	—	—	—
Interest	2,277,199	20,879	362	113,346

Total Investment Income	9,150,194	334,976	19,828	278,025

Expenses:
Investment advisory fees	6,055,928	192,540	14,403	144,977
Distribution fees - Class AAA	238,590	10,186	900	5,327
Distribution fees - Class A	237,803	10,475	430	9,046
Distribution fees - Class C	707,001	14,706	1,961	15,000
Accounting fees	22,500	—	—	—
Custodian fees	105,163	6,444	2,393	4,437
Interest expense	—	121	—	99
Legal and audit fees	44,524	17,784	10,714	13,288
Payroll expenses	—	—	1,056	—
Registration expenses	50,052	34,181	10,723	26,929
Shareholder communications expenses	169,397	9,745	6,137	9,323
Shareholder services fees	585,791	7,432	3,607	6,284
Trustees’ fees	64,901	1,921	129	1,414
Miscellaneous expenses	37,763	5,710	4,360	4,934

Total Expenses	8,319,413	311,245	56,813	241,058

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(82,193)	(41,685)	(80,384)
Advisory fee reduction on unsupervised assets (See Note 3)	(30,504)	—	—	—
Custodian fee credits	(2,330)	(255)	—	(358)
Expenses paid by broker (See Note 6)	(2,223)	(769)	(316)	(365)

Total Reimbursements, Waivers, Reductions, and Credits	(35,057)	(83,217)	(42,001)	(81,107)

Net Expenses	8,284,356	228,028	14,812	159,951

Net Investment Income	865,838	106,948	5,016	118,074

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments - unaffiliated	22,405,238	464,531	(97,465)	424,741
Net realized gain on investments - affiliated	422	—	—	—
Net realized gain/(loss) on foreign currency transactions	1,810	(56)	—	—

Net realized gain/(loss) on investments and foreign currency transactions	22,407,470	464,475	(97,465)	424,741

Net change in unrealized appreciation/depreciation:
on investments	(147,122,005)	(1,917,138)	(75,938)	(519,782)
on foreign currency translations	(2,863)	11	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(147,124,868)	(1,917,127)	(75,938)	(519,782)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(124,717,398)	(1,452,652)	(173,403)	(95,041)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(123,851,560)	$(1,345,704)	$(168,387)	$ 23,033

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2019 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0, $0, and $0, respectively)	$684,328	$ 478,100	—
Dividends - affiliated	—	—	—
Interest	5,645	298,317	$105,286

Total Investment Income	689,973	776,417	105,286

Expenses:
Investment advisory fees	278,047	227,506	21,339
Distribution fees - Class AAA	61,929	55,658	4,336
Distribution fees - Class A	3,253	20,776	1,017
Distribution fees - Class C	1,605	20,731	3,745
Accounting fees	22,500	22,500	—
Custodian fees	2,791	2,746	2,394
Interest expense	—	—	—
Legal and audit fees	14,248	14,305	14,484
Payroll expenses	—	—	—
Registration expenses	28,119	28,771	21,447
Shareholder communications expenses	11,550	12,389	6,363
Shareholder services fees	20,460	19,147	5,613
Trustees’ fees	2,905	2,173	358
Miscellaneous expenses	6,154	6,297	4,136

Total Expenses	453,561	432,999	85,232

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—	(49,461)
Advisory fee reduction on unsupervised assets (See Note 3)	—	—	—
Custodian fee credits	—	—	—
Expenses paid by broker (See Note 6)	(835)	(866)	—

Total Reimbursements, Waivers, Reductions, and Credits	(835)	(866)	(49,461)

Net Expenses	452,726	432,133	35,771

Net Investment Income	237,247	344,284	69,515

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments - unaffiliated	2,715,369	1,491,278	3,151
Net realized gain on investments - affiliated	—	—	—
Net realized gain/(loss) on foreign currency transactions	—	—	—

Net realized gain/(loss) on investments and foreign currency transactions	2,715,369	1,491,278	3,151

Net change in unrealized appreciation/depreciation:
on investments	(4,817,959)	(2,432,339)	84,247

Net change in unrealized appreciation/depreciation on investments	(4,817,959)	(2,432,339)	84,247

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(2,102,590)	(941,061)	87,398

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,865,343)	$ (596,777)	$156,913

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets

	Mighty Mites Fund		SmallCap Equity Fund		Mid-Cap Equity Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Operations:
Net investment income/(loss)	$ 865,838	$(2,977,303)	$ 106,948	$ (9,202)	$5,016	$1,763
Net realized gain/(loss) on investments, redemption in-kind, and foreign currency transactions	22,407,470	45,140,471	464,475	4,343,612	(97,465)	172,524
Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(147,124,868)	18,650,429	(1,917,127)	(1,384,607)	(75,938)	48,698

Net Increase/(Decrease) in Net Assets Resulting from Operations	(123,851,560)	60,813,597	(1,345,704)	2,949,803	(168,387)	222,985

Distributions to Shareholders
Net investment income and net realized gain
Class AAA	(7,361,282)	(16,091,681)	(988,127)	(799,266)	(46,476)	(36,604)
Class A	(3,810,847)	(8,606,993)	(503,509)	(335,705)	(11,074)	(8,869)
Class C	(6,494,377)	(12,671,430)	(375,663)	(226,732)	(25,593)	(8,748)
Class I	(29,681,828)	(47,329,053)	(2,141,704)	(1,361,990)	(102,361)	(76,137)
Class T*	—	(659)	—	(93)	—	—

	(47,348,334)	(84,699,816)	(4,009,003)	(2,723,786)	(185,504)	(130,358)

Return of capital
Class AAA	—	—	—	—	—	—
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—

	—	—	—	—	—	—

Distributions to Shareholders	(47,348,334)	(84,699,816)	(4,009,003)	(2,723,786)	(185,504)	(130,358)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	7,076,485	32,706,439	682,592	2,106,780	130,344	290,294
Class A	5,939,075	21,168,410	366,912	1,565,274	288	576
Class C	4,593,966	22,014,819	979,901	967,543	8,636	233,747
Class I	71,483,598	310,712,422	10,483,538	7,976,771	500	2,799

	89,093,124	386,602,090	12,512,943	12,616,368	139,768	527,416

Proceeds from reinvestment of distributions
Class AAA	7,212,093	15,814,254	983,404	789,372	46,476	36,604
Class A	3,441,845	7,945,275	502,766	333,554	11,073	8,869
Class C	5,725,758	10,953,006	357,015	200,988	24,091	7,861
Class I	19,854,881	30,327,154	2,133,536	1,335,363	102,361	76,137
Class T*	—	660	—	93	—	—

	36,234,577	65,040,349	3,976,721	2,659,370	184,001	129,471

Cost of shares redeemed
Class AAA	(36,892,305)	(90,591,578)	(1,156,019)	(2,969,647)	(379,445)	(338,745)
Class A	(16,226,205)	(83,818,036)	(686,636)	(457,749)	(12,005)	(26,585)
Class C	(24,838,526)	(40,163,303)	(452,033)	(483,289)	(11,445)	(4,269)
Class I	(180,364,605)	(129,221,594)	(5,147,218)	(5,321,296)	(108,271)	(131,805)
Class T*	—	(11,417)	—	(1,199)	—	—

	(258,321,641)	(343,805,928)	(7,441,906)	(9,233,180)	(511,166)	(501,404)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(132,993,940)	107,836,511	9,047,758	6,042,558	(187,397)	155,483

Redemption Fees	1,046	972	—	—	—	—

Net Increase/(Decrease) in Net Assets	(304,192,788)	83,951,264	3,693,051	6,268,575	(541,288)	248,110
Net Assets:
Beginning of year	1,436,063,114	1,352,111,850	38,892,613	32,624,038	3,239,414	2,991,304

End of period	$1,131,870,326	$1,436,063,114	$42,585,664	$38,892,613	$2,698,126	$3,239,414

*	Class T Shares were liquidated on August 31, 2018.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

Convertible Securities Fund		Equity Fund		Balanced Fund		Intermediate Bond Fund
For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

$118,074	$68,502	$237,247	$368,498	$344,284	$605,530	$69,515	$118,467

424,741	1,234,059	2,715,369	7,812,617	1,491,278	6,409,044	3,151	(91,525)

(519,782)	1,169,874	(4,817,959)	72,520	(2,432,339)	(1,288,447)	84,247	(94,183)

23,033	2,472,435	(1,865,343)	8,253,635	(596,777)	5,726,127	156,913	(67,241)

(206,522)	(66,250)	(7,382,923)	(5,968,512)	(5,135,976)	(3,431,212)	(33,991)	(116,646)
(168,078)	(37,108)	(193,992)	(269,080)	(915,752)	(538,815)	(5,424)	(11,813)
(123,435)	(10,436)	(62,356)	(73,250)	(459,361)	(275,807)	(4,531)	(28,098)
(880,233)	(189,216)	(693,652)	(569,904)	(410,433)	(217,833)	(25,569)	(95,203)
—	—	—	—	—	—	—	—

(1,378,268)	(303,010)	(8,332,923)	(6,880,746)	(6,921,522)	(4,463,667)	(69,515)	(251,760)

—	—	—	—	—	—	—	(28)
—	—	—	—	—	—	—	(3)
—	—	—	—	—	—	—	(9)
—	—	—	—	—	—	—	(21)

—	—	—	—	—	—	—	(61)

(1,378,268)	(303,010)	(8,332,923)	(6,880,746)	(6,921,522)	(4,463,667)	(69,515)	(251,821)

566,420	910,760	260,087	485,651	6,254,612	1,658,895	364,306	591,965
480,442	1,906,290	15,504	10,444	1,294,909	2,483,948	577,641	1,209,949
668,403	2,049,285	58,626	4,655	268,944	296,276	48,417	115,342
8,101,751	11,790,310	156,383	902,820	227,509	3,251,539	61,202	278,911

9,817,016	16,656,645	490,600	1,403,570	8,045,974	7,690,658	1,051,566	2,196,167

200,482	64,447	7,101,712	5,773,371	4,990,711	3,348,972	32,948	113,042
165,165	36,464	193,971	269,063	893,710	524,840	5,422	9,857
123,309	10,398	58,166	69,569	454,832	272,907	4,529	27,825
879,645	189,122	687,138	519,472	389,960	197,338	25,569	94,841
—	—	—	—	—	—	—	—

1,368,601	300,431	8,040,987	6,631,475	6,729,213	4,344,057	68,468	245,565

(587,420)	(1,104,825)	(3,442,288)	(7,112,237)	(8,182,979)	(11,680,874)	(524,345)	(809,987)
(235,819)	(1,257,996)	(136,028)	(1,352,885)	(1,448,369)	(2,643,723)	(38,359)	(1,379,664)
(350,132)	(565,784)	(288,764)	(310,799)	(779,577)	(714,072)	(165,063)	(395,612)
(4,700,082)	(1,657,866)	(953,951)	(1,609,894)	(482,288)	(1,562,514)	(3,885)	(865,754)
—	—	—	—	—	—	—	—

(5,873,453)	(4,586,471)	(4,821,031)	(10,385,815)	(10,893,213)	(16,601,183)	(731,652)	(3,451,017)

5,312,164	12,370,605	3,710,556	(2,350,770)	3,881,974	(4,566,468)	388,382	(1,009,285)

—	—	—	—	—	—	—	—

3,956,929	14,540,030	(6,487,710)	(977,881)	(3,636,325)	(3,304,008)	475,780	(1,328,347)

29,291,076	14,751,046	61,349,014	62,326,895	62,369,315	65,673,323	6,841,967	8,170,314

$33,248,005	$29,291,076	$54,861,304	$61,349,014	$58,732,990	$62,369,315	$7,317,747	$6,841,967

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(d)	Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2019(e)	$28.86	$0.01		$(2.35)	$(2.34)	$(0.97)	$(0.97)	$0.00	$25.55	(8.1)%	$177,654	0.09%(f)	1.42%(f)(g)	1.43%(f)	4%
2018	29.42	(0.07)		1.32	1.25	(1.81)	(1.81)	0.00	28.86	4.4	226,938	(0.25)	1.40(g)	1.40	9
2017	24.76	(0.12)		5.97	5.85	(1.19)	(1.19)	0.00	29.42	24.4	274,161	(0.46)	1.41(g)	1.42	8
2016	22.02	(0.15)		3.41	3.26	(0.52)	(0.52)	0.00	24.76	15.0	256,488	(0.67)	1.41(g)	1.41	6
2015	23.01	(0.06)		(0.50)	(0.56)	(0.43)	(0.43)	0.00	22.02	(2.6)	265,145	(0.27)	1.40(g)	1.41	13
2014	23.81	(0.22)		0.80	0.58	(1.38)	(1.38)	0.00	23.01	2.2	365,022	(0.90)	1.41	1.42	14
Class A
2019(e)	$27.75	$(0.02)		$(2.27)	$(2.29)	$(0.97)	$(0.97)	$0.00	$24.49	(8.3)%	$91,224	(0.16)%(f)	1.67%(f)(g)	1.68%(f)	4%
2018	28.42	(0.14)		1.28	1.14	(1.81)	(1.81)	0.00	27.75	4.1	111,572	(0.50)	1.65(g)	1.65	9
2017	24.01	(0.18)		5.78	5.60	(1.19)	(1.19)	0.00	28.42	24.1	169,017	(0.72)	1.66(g)	1.67	8
2016	21.43	(0.20)		3.30	3.10	(0.52)	(0.52)	0.00	24.01	14.6	141,893	(0.92)	1.66(g)	1.66	6
2015	22.45	(0.12)		(0.47)	(0.59)	(0.43)	(0.43)	0.00	21.43	(2.8)	154,000	(0.51)	1.65(g)	1.66	13
2014	23.32	(0.27)		0.78	0.51	(1.38)	(1.38)	0.00	22.45	2.0	175,108	(1.16)	1.66	1.67	14
Class C
2019(e)	$24.32	$(0.07)		$(1.99)	$(2.06)	$(0.97)	$(0.97)	$0.00	$21.29	(8.5)%	$130,864	(0.66)%(f)	2.17%(f)(g)	2.18%(f)	4%
2018	25.24	(0.24)		1.13	0.89	(1.81)	(1.81)	0.00	24.32	3.6	166,600	(1.00)	2.15(g)	2.15	9
2017	21.55	(0.27)		5.15	4.88	(1.19)	(1.19)	0.00	25.24	23.5	180,282	(1.21)	2.16(g)	2.17	8
2016	19.38	(0.28)		2.97	2.69	(0.52)	(0.52)	0.00	21.55	14.1	175,241	(1.41)	2.16(g)	2.16	6
2015	20.44	(0.21)		(0.42)	(0.63)	(0.43)	(0.43)	0.00	19.38	(3.2)	187,216	(1.01)	2.15(g)	2.16	13
2014	21.46	(0.36)		0.72	0.36	(1.38)	(1.38)	0.00	20.44	1.4	208,795	(1.66)	2.16	2.17	14
Class I
2019(e)	$29.57	$0.04		$(2.41)	$(2.37)	$(0.97)	$(0.97)	$0.00	$26.23	(8.0)%	$732,128	0.34%(f)	1.17%(f)(g)	1.18%(f)	4%
2018	30.02	0.00	(c)	1.36	1.36	(1.81)	(1.81)	0.00	29.57	4.7	930,953	0.00(h)	1.15(g)	1.15	9
2017	25.18	(0.06)		6.09	6.03	(1.19)	(1.19)	0.00	30.02	24.7	728,641	(0.22)	1.16(g)	1.17	8
2016	22.34	(0.10)		3.46	3.36	(0.52)	(0.52)	0.00	25.18	15.2	476,493	(0.44)	1.16(g)	1.16	6
2015	23.27	(0.00	)(c)	(0.50)	(0.50)	(0.43)	(0.43)	0.00	22.34	(2.3)	488,846	(0.01)	1.15(g)	1.16	13
2014	24.02	(0.16)		0.79	0.63	(1.38)	(1.38)	0.00	23.27	2.4	519,459	(0.67)	1.16	1.17	14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income (loss), per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)

Before advisory fee reduction on unsupervised assets totaling 0.01%, 0.01%, 0.01%, and 0.01% of net assets for the six months ended March 31, 2019 and years ended September 30, 2017, 2015, and 2014, respectively. For the years ended September 30, 2018 and 2016 there was no impact on the expense ratios.

(e)	For the six months ended March 31, 2019, unaudited.
(f)	Annualized.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements	Operating Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2019(c)	$21.49	$0.04		$(1.36)	$(1.32)	—	$(2.30)	$(2.30)	—	$17.87	(6.1)%	$8,165	0.46	%(d)	1.25%(d)(e)	1.68%(d)	15%
2018	21.37	(0.02)		2.00	1.98	—	(1.86)	(1.86)	—	21.49	9.7	9,286	(0.08)		1.25(e)	1.72	32
2017	19.03	(0.04)		4.17	4.13	—	(1.79)	(1.79)	$0.00	21.37	23.1	9,295	(0.22)		1.36(e)	1.74	38
2016	18.54	(0.04)		3.57	3.53	—	(3.04)	(3.04)	0.00	19.03	21.1	10,855	(0.25)		1.50(e)	1.79	18
2015	20.52	(0.09)		(0.29)	(0.38)	—	(1.60)	(1.60)	—	18.54	(2.4)	7,721	(0.47)		1.50(e)	1.66	23
2014	19.83	(0.07)		0.76	0.69	—	—	—	0.00	20.52	3.5	15,649	(0.35)		1.50	1.57	13
Class A
2019(c)	$20.48	$0.02		$(1.30)	$(1.28)	—	$(2.30)	$(2.30)	—	$16.90	(6.2)%	$4,379	0.22	%(d)	1.50%(d)(e)	1.93%(d)	15%
2018	20.50	(0.07)		1.91	1.84	—	(1.86)	(1.86)	—	20.48	9.4	5,024	(0.33)		1.50(e)	1.97	32
2017	18.37	(0.09)		4.01	3.92	—	(1.79)	(1.79)	$0.00	20.50	22.8	3,580	(0.47)		1.60(e)	1.99	38
2016	18.02	(0.08)		3.47	3.39	—	(3.04)	(3.04)	0.00	18.37	20.9	2,871	(0.49)		1.75(e)	2.04	18
2015	20.05	(0.14)		(0.29)	(0.43)	—	(1.60)	(1.60)	—	18.02	(2.7)	3,258	(0.71)		1.75(e)	1.91	23
2014	19.41	(0.12)		0.76	0.64	—	—	—	0.00	20.05	3.3	4,269	(0.60)		1.75	1.82	13
Class C
2019(c)	$17.69	$(0.02)		$(1.12)	$(1.14)	—	$(2.30)	$(2.30)	—	$14.25	(6.4)%	$3,320	(0.25	)%(d)	2.00%(d)(e)	2.43%(d)	15%
2018	18.04	(0.15)		1.66	1.51	—	(1.86)	(1.86)	—	17.69	8.8	2,895	(0.83)		2.00(e)	2.47	32
2017	16.43	(0.16)		3.56	3.40	—	(1.79)	(1.79)	$0.00	18.04	22.2	2,247	(0.97)		2.11(e)	2.49	38
2016	16.49	(0.15)		3.13	2.98	—	(3.04)	(3.04)	0.00	16.43	20.2	2,268	(0.99)		2.25(e)	2.54	18
2015	18.56	(0.22)		(0.25)	(0.47)	—	(1.60)	(1.60)	—	16.49	(3.2)	3,081	(1.21)		2.25(e)	2.41	23
2014	18.06	(0.21)		0.71	0.50	—	—	—	0.00	18.56	2.8	4,186	(1.10)		2.25	2.32	13
Class I
2019(c)	$22.27	$0.07		$(1.42)	$(1.35)	$(0.02)	$(2.30)	$(2.32)	—	$18.60	(6.0)%	$26,722	0.75	%(d)	1.00%(d)(e)	1.43%(d)	15%
2018	22.04	0.04		2.05	2.09	—	(1.86)	(1.86)	—	22.27	9.9	21,688	0.17		1.00(e)	1.47	32
2017	19.53	0.01		4.29	4.30	—	(1.79)	(1.79)	$0.00	22.04	23.4	17,501	0.03		1.09(e)	1.49	38
2016	18.90	0.00(	b)	3.67	3.67	—	(3.04)	(3.04)	0.00	19.53	21.5	10,883	0.00		1.25(e)	1.54	18
2015	20.85	(0.04)		(0.31)	(0.35)	—	(1.60)	(1.60)	—	18.90	(2.2)	9,778	(0.21)		1.25(e)	1.41	23
2014	20.09	(0.02)		0.78	0.76	—	—	—	0.00	20.85	3.8	17,230	(0.09)		1.25	1.32	13

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2019, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received during the year ended September 30, 2016, the expense ratios would have been 1.51%, 1.76%, 2.26%, and 1.26% for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, and 2015, these credits had no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income/Loss		Operating Expenses Net of Waivers/ Reimbursements	Operating Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
Mid-Cap Equity Fund
Class AAA
2019(b)	$13.69	$0.02	$(0.75)	$(0.73)	—	$(0.78)		$(0.78)		$12.18	(5.2)%	$521	(0.31	)%(c)	1.05%(c)(d)	3.96%(c)	6%
2018	13.31	0.00	0.95	0.95	—	(0.57)		(0.57)		13.69	7.4	813	(0.00	)*	1.05(d)	3.74	13
2017	11.88	(0.03)	1.60	1.57	—	(0.14)		(0.14)		13.31	13.4	805	(0.23)		1.05(d)	3.39	34
2016	11.43	(0.04)	0.97	0.93	—	(0.48)		(0.48)		11.88	8.2	1,810	(0.40)		1.34(d)(e)	3.26	15
2015	11.54	(0.06)	0.07	0.01	—	(0.12)		(0.12)		11.43	0.1	2,004	(0.52)		1.51(d)(e)	2.74	25
2014	10.48	(0.04)	1.10	1.06	—	(0.00	)(f)	(0.00	)(f)	11.54	10.2	1,679	(0.39)		1.51(e)	4.27	22
Class A
2019(b)	$13.50	$0.00(f)	$(0.73)	$(0.73)	—	$(0.78)		$(0.78)		$11.99	(5.3)%	$170	0.08	%(c)	1.30%(c)(d)	4.21%(c)	6%
2018	13.16	(0.03)	0.94	0.91	—	(0.57)		(0.57)		13.50	7.1	191	(0.26)		1.30(d)	3.99	13
2017	11.78	(0.06)	1.58	1.52	—	(0.14)		(0.14)		13.16	13.1	203	(0.45)		1.30(d)	3.64	34
2016	11.37	(0.07)	0.96	0.89	—	(0.48)		(0.48)		11.78	7.9	309	(0.65)		1.63(d)(e)	3.44	15
2015	11.51	(0.09)	0.07	(0.02)	—	(0.12)		(0.12)		11.37	(0.2)	593	(0.77)		1.76(d)(e)	2.99	25
2014	10.47	(0.08)	1.12	1.04	—	(0.00	)(f)	(0.00	)(f)	11.51	10.0	682	(0.69)		1.76(e)	4.52	22
Class C
2019(b)	$13.12	$(0.02)	$(0.72)	$(0.74)	—	$(0.78)		$(0.78)		$11.60	(5.5)%	$412	(0.41	)%(c)	1.80%(c)(d)	4.71%(c)	6%
2018	12.87	(0.09)	0.91	0.82	—	(0.57)		(0.57)		13.12	6.6	441	(0.72)		1.80(d)	4.49	13
2017	11.58	(0.11)	1.54	1.43	—	(0.14)		(0.14)		12.87	12.5	195	(0.95)		1.80(d)	4.14	34
2016	11.24	(0.12)	0.94	0.82	—	(0.48)		(0.48)		11.58	7.4	193	(1.17)		2.11(d)(e)	3.98	15
2015	11.43	(0.15)	0.08	(0.07)	—	(0.12)		(0.12)		11.24	(0.6)	274	(1.27)		2.26(d)(e)	3.49	25
2014	10.45	(0.13)	1.11	0.98	—	(0.00	)(f)	(0.00	)(f)	11.43	9.4	239	(1.17)		2.26(e)	5.02	22
Class I
2019(b)	$13.90	$0.04	$(0.75)	$(0.71)	$(0.02)	$(0.78)		$(0.80)		$12.39	(5.0)%	$1,595	0.58	%(c)	0.80%(c)(d)	3.71%(c)	6%
2018	13.48	0.03	0.96	0.99	—	(0.57)		(0.57)		13.90	7.6	1,794	0.25		0.80(d)	3.49	13
2017	12.00	0.01	1.61	1.62	—	(0.14)		(0.14)		13.48	13.7	1,788	0.05		0.80(d)	3.14	34
2016	11.49	0.00	0.99	0.99	—	(0.48)		(0.48)		12.00	8.7	1,760	0.04		0.90(d)(e)	3.00	15
2015	11.57	(0.03)	0.07	0.04	—	(0.12)		(0.12)		11.49	0.3	2,079	(0.27)		1.26(d)(e)	2.49	25
2014	10.48	(0.01)	1.11	1.10	(0.01)	(0.00	)(f)	(0.01)		11.57	10.5	2,345	(0.09)		1.26(e)	4.02	22

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2019, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received, the expense ratios for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, and 2015 would have been 1.07%, 1.09%, 1.08%, 1.39%, and 1.54% (Class AAA), 1.32%, 1.34%, 1.33%, 1.68%, and 1.79% (Class A), 1.82%, 1.84%, 1.83%, 2.16%, and 2.29% (Class C), and 0.82%, 0.84%, 0.83%, 0.95%, and 1.29% (Class I), respectively.

(e)

The Fund incurred interest expense during the years ended September 2016, 2015, and 2014. For the year ended September 30, 2016, there was no material impact on the expense ratios. For the years ended September 30, 2015 and 2014, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.33% and 1.50% (Class AAA), 1.62% and 1.75% (Class A), 2.10% and 2.25% (Class C), 0.89% and 1.25% (Class I), respectively.

(f)	Amount represents less than $0.005 per share.
*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders									Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2019(b)	$13.98	$ 0.05	$(0.17)	$(0.12)	$(0.11)		$(0.53)	$(0.64)		—		$13.22	(0.6)%	$ 4,470	0.76	%(c)	1.15	%(c)(d)	1.70%(c)	12%
2018	12.41	0.04	1.73	1.77	(0.20)		—	(0.20)		—		13.98	14.4	4,523	0.34		1.15	(d)	2.03	35
2017	11.59	0.07	1.49	1.56	(0.21)		(0.53)	(0.74)		—		12.41	14.1	4,138	0.57		1.15		2.47	40
2016	10.53	0.04	1.05	1.09	(0.03)		—	(0.03)		—		11.59	10.4	4,240	0.38		2.00	(d)	2.74	20
2015	11.79	0.04	(1.27)	(1.23)	(0.03)		—	(0.03)		—		10.53	(10.5)	5,525	0.31		2.00	(d)	2.40	19
2014	10.40	0.21	1.38	1.59	(0.20)		—	(0.20)		$0.00	(e)	11.79	15.5	6,240	1.86		2.00		2.42	31
Class A
2019(b)	$14.43	$ 0.03	$(0.17)	$(0.14)	$(0.09)		$(0.53)	$(0.62)		—		$13.67	(0.7)%	$ 3,929	0.51	%(c)	1.40	%(c)(d)	1.95%(c)	12%
2018	12.79	0.01	1.80	1.81	(0.17)		—	(0.17)		—		14.43	14.2	3,711	0.09		1.40	(d)	2.28	35
2017	11.94	0.05	1.52	1.57	(0.19)		(0.53)	(0.72)		—		12.79	13.8	2,670	0.42		1.40		2.72	40
2016	10.87	0.01	1.08	1.09	(0.02)		—	(0.02)		—		11.94	10.1	1,191	0.10		2.25	(d)	2.99	20
2015	12.18	0.01	(1.30)	(1.29)	(0.02)		—	(0.02)		—		10.87	(10.6)	1,081	0.06		2.25	(d)	2.65	19
2014	10.75	0.19	1.43	1.62	(0.19)		—	(0.19)		$0.00	(e)	12.18	15.2	1,013	1.63		2.25		2.67	31
Class C
2019(b)	$15.36	$ 0.00 (e)	$(0.18)	$(0.18)	$(0.06)		$(0.53)	$(0.59)		—		$14.59	(1.0)%	$ 3,269	0.02	%(c)	1.90	%(c)(d)	2.45%(c)	12%
2018	13.62	(0.06)	1.90	1.84	(0.10)		—	(0.10)		—		15.36	13.6	2,960	(0.40)		1.90	(d)	2.78	35
2017	12.69	(0.02)	1.63	1.61	(0.15)		(0.53)	(0.68)		—		13.62	13.3	1,307	(0.19)		1.90		3.22	40
2016	11.59	(0.04)	1.14	1.10	(0.00	)(e)	—	(0.00	)(e)	—		12.69	9.6	873	(0.37)		2.75	(d)	3.49	20
2015	13.04	(0.06)	(1.39)	(1.45)	(0.00	)(e)	—	(0.00	)(e)	—		11.59	(11.1)	943	(0.44)		2.75	(d)	3.15	19
2014	11.54	0.17	1.50	1.67	(0.17)		—	(0.17)		$0.00	(e)	13.04	14.6	1,045	1.30		2.75		3.17	31
Class I
2019(b)	$14.03	$ 0.07	$(0.17)	$(0.10)	$(0.13)		$(0.53)	$(0.66)		—		$13.27	(0.5)%	$21,580	1.02	%(c)	0.90	%(c)(d)	1.45%(c)	12%
2018	12.44	0.08	1.75	1.83	(0.24)		—	(0.24)		—		14.03	14.8	18,097	0.56		0.90	(d)	1.78	35
2017	11.61	0.12	1.48	1.60	(0.24)		(0.53)	(0.77)		—		12.44	14.5	6,636	1.00		0.90		2.22	40
2016	10.56	0.07	1.04	1.11	(0.06)		—	(0.06)		—		11.61	10.6	394	0.61		1.75	(d)	2.49	20
2015	11.80	0.07	(1.27)	(1.20)	(0.04)		—	(0.04)		—		10.56	(10.2)	251	0.56		1.75	(d)	2.15	19
2014	10.40	0.24	1.39	1.63	(0.23)		—	(0.23)		$0.00	(e)	11.80	15.8	290	2.15		1.75		2.17	31

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2019, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received, the expense ratios for the years ended September 30, 2016 and 2015 would have been 2.01% and 2.02% (Class AAA), 2.26% and 2.27% (Class A), 2.76% and 2.77% (Class C), and 1.76% and 1.77% (Class I), respectively. For the six months ended March 31, 2019 and the year ended September 30, 2018, these credits had no impact on the expense ratios.

(e)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)	Portfolio Turnover Rate
Equity Fund
Class AAA
2019(c)	$13.94	$0.05	$(0.44)	$(0.39)	$(0.09)	$(1.83)	$(1.92)	$11.63	(2.8)%	$49,482	0.84	%(d)	1.64%(d)(e)	9%
2018	13.69	0.08	1.71	1.79	(0.06)	(1.48)	(1.54)	13.94	14.1	54,595	0.59		1.60(e)	33
2017	12.59	0.06	1.91	1.97	(0.07)	(0.80)	(0.87)	13.69	16.6	54,159	0.50		1.62(e)	28
2016	12.22	0.07	1.30	1.37	(0.05)	(0.95)	(1.00)	12.59	11.4	53,063	0.54		1.63(e)	31
2015	13.65	0.05	(0.09)	(0.04)	(0.06)	(1.33)	(1.39)	12.22	(0.9)	53,238	0.37		1.59(e)	28
2014	11.88	0.05	1.76	1.81	(0.04)	—	(0.04)	13.65	15.3	60,587	0.37		1.59	51
Class A
2019(c)	$13.90	$0.04	$(0.45)	$(0.41)	$(0.05)	$(1.83)	$(1.88)	$11.61	(2.9)%	$1,270	0.59	%(d)	1.89%(d)(e)	9%
2018	13.64	0.05	1.71	1.76	(0.02)	(1.48)	(1.50)	13.90	13.9	1,435	0.35		1.85(e)	33
2017	12.55	0.04	1.89	1.93	(0.04)	(0.80)	(0.84)	13.64	16.3	2,502	0.28		1.87(e)	28
2016	12.19	0.03	1.31	1.34	(0.03)	(0.95)	(0.98)	12.55	11.2	3,719	0.29		1.88(e)	31
2015	13.61	0.02	(0.09)	(0.07)	(0.02)	(1.33)	(1.35)	12.19	(1.1)	3,125	0.12		1.84(e)	28
2014	11.84	0.02	1.76	1.78	(0.01)	—	(0.01)	13.61	15.0	3,329	0.12		1.84	51
Class C
2019(c)	$13.09	$0.00 (f)	$(0.42)	$(0.42)	—	$(1.83)	$(1.83)	$10.84	(3.2)%	$182	0.07	%(d)	2.39%(d)(e)	9%
2018	12.97	(0.02)	1.62	1.60	—	(1.48)	(1.48)	13.09	13.3	449	(0.17)		2.35(e)	33
2017	11.99	(0.03)	1.81	1.78	—	(0.80)	(0.80)	12.97	15.7	685	(0.25)		2.37(e)	28
2016	11.72	(0.03)	1.25	1.22	—	(0.95)	(0.95)	11.99	10.6	843	(0.23)		2.38(e)	31
2015	13.18	(0.05)	(0.08)	(0.13)	—	(1.33)	(1.33)	11.72	(1.6)	684	(0.37)		2.34(e)	28
2014	11.51	(0.05)	1.72	1.67	—	—	—	13.18	14.5	676	(0.38)		2.34	51
Class I
2019(c)	$13.91	$0.06	$(0.44)	$(0.38)	$(0.12)	$(1.83)	$(1.95)	$11.58	(2.7)%	$3,927	1.10	%(d)	1.39%(d)(e)	9%
2018	13.66	0.11	1.72	1.83	(0.10)	(1.48)	(1.58)	13.91	14.5	4,870	0.84		1.35(e)	33
2017	12.57	0.10	1.89	1.99	(0.10)	(0.80)	(0.90)	13.66	16.9	4,981	0.75		1.37(e)	28
2016	12.21	0.09	1.30	1.39	(0.08)	(0.95)	(1.03)	12.57	11.7	4,258	0.77		1.38(e)	31
2015	13.64	0.08	(0.09)	(0.01)	(0.09)	(1.33)	(1.42)	12.21	(0.6)	4,340	0.61		1.34(e)	28
2014	11.89	0.08	1.74	1.82	(0.07)	—	(0.07)	13.64	15.4	3,547	0.60		1.34	51

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	The Fund incurred interest expense during the year ended September 30, 2014. This interest expense was paid for by prior years Custodian Fee Credits. The effect of interest expense was minimal.
(c)	For the six months ended March 31, 2019, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses††	Portfolio Turnover Rate
Balanced Fund
Class AAA
2019(b)	$12.39	$0.07	$(0.18)	$(0.11)	$(0.07)	$(1.23)	$(1.30)	$10.98	(0.7)%	$42,697	1.21	%(c)	1.35%(c)(d)	14%
2018	12.16	0.12	0.96	1.08	(0.12)	(0.73)	(0.85)	12.39	9.3	45,181	1.00		1.34(d)	27
2017	11.75	0.11	1.04	1.15	(0.11)	(0.63)	(0.74)	12.16	10.3	50,934	0.93		1.33(d)	23
2016	11.72	0.12	0.85	0.97	(0.12)	(0.82)	(0.94)	11.75	8.6	50,105	1.06		1.35(d)	23
2015	12.91	0.13	(0.08)	0.05	(0.13)	(1.11)	(1.24)	11.72	0.0	53,989	1.01		1.31(d)	27
2014	12.76	0.14	1.07	1.21	(0.14)	(0.92)	(1.06)	12.91	9.9	69,187	1.07		1.29	39
Class A
2019(b)	$12.47	$0.05	$(0.19)	$(0.14)	$(0.05)	$(1.23)	$(1.28)	$11.05	(1.0)%	$8,466	0.95	%(c)	1.60%(c)(d)	14%
2018	12.23	0.09	0.97	1.06	(0.09)	(0.73)	(0.82)	12.47	9.1	8,719	0.75		1.59(d)	27
2017	11.81	0.08	1.05	1.13	(0.08)	(0.63)	(0.71)	12.23	10.1	8,165	0.68		1.58(d)	23
2016	11.78	0.10	0.85	0.95	(0.10)	(0.82)	(0.92)	11.81	8.2	7,040	0.81		1.60(d)	23
2015	12.97	0.09	(0.07)	0.02	(0.10)	(1.11)	(1.21)	11.78	(0.2)	6,577	0.76		1.56(d)	27
2014	12.82	0.11	1.07	1.18	(0.11)	(0.92)	(1.03)	12.97	9.5	6,443	0.83		1.54	39
Class C
2019(b)	$12.67	$0.03	$(0.20)	$(0.17)	$(0.02)	$(1.23)	$(1.25)	$11.25	(1.2)%	$3,956	0.45	%(c)	2.10%(c)(d)	14%
2018	12.41	0.03	0.99	1.02	(0.03)	(0.73)	(0.76)	12.67	8.5	4,544	0.25		2.09(d)	27
2017	11.97	0.02	1.06	1.08	(0.01)	(0.63)	(0.64)	12.41	9.6	4,585	0.18		2.08(d)	23
2016	11.92	0.04	0.87	0.91	(0.04)	(0.82)	(0.86)	11.97	7.8	5,575	0.30		2.10(d)	23
2015	13.12	0.03	(0.08)	(0.05)	(0.04)	(1.11)	(1.15)	11.92	(0.8)	5,260	0.26		2.06(d)	27
2014	12.95	0.04	1.09	1.13	(0.04)	(0.92)	(0.96)	13.12	9.0	5,350	0.32		2.04	39
Class I
2019(b)	$12.38	$0.08	$(0.19)	$(0.11)	$(0.08)	$(1.23)	$(1.31)	$10.96	(0.7)%	$3,614	1.45	%(c)	1.10%(c)(d)	14%
2018	12.15	0.15	0.97	1.12	(0.16)	(0.73)	(0.89)	12.38	9.6	3,925	1.24		1.09(d)	27
2017	11.73	0.14	1.05	1.19	(0.14)	(0.63)	(0.77)	12.15	10.7	1,989	1.18		1.08(d)	23
2016	11.70	0.15	0.85	1.00	(0.15)	(0.82)	(0.97)	11.73	8.8	1,896	1.30		1.10(d)	23
2015	12.90	0.16	(0.09)	0.07	(0.16)	(1.11)	(1.27)	11.70	0.2	1,856	1.26		1.06(d)	27
2014	12.76	0.17	1.06	1.23	(0.17)	(0.92)	(1.09)	12.90	10.0	2,438	1.35		1.04	39

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (Custodian Fee Credits). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2015 and 2014 would have been 1.32% and 1.27% (Class AAA), 1.57% and 1.52% (Class A), 2.07% and 2.02% (Class C), and 1.07% and 1.02% (Class I), respectively. For the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, and 2016, there were no Custodian Fee Credits.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2019, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2019, and the years ended September 30, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbursements	Operating Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
Intermediate Bond Fund
Class AAA
2019(b)	$10.83	$0.11	$ 0.13	$ 0.24	$(0.11)	—	—		$(0.11)	$10.96	2.2%	$3,348	1.96	%(c)	1.00%(c)	2.39%(c)	16%
2018	11.28	0.17	(0.26)	(0.09)	(0.18)	$(0.18)	$(0.00	)(d)	(0.36)	10.83	(0.8)	3,434	1.59		1.00	2.22	32
2017	11.64	0.14	(0.28)	(0.14)	(0.14)	(0.08)	—		(0.22)	11.28	(1.2)	3,683	1.23		1.00	1.52	36
2016	11.56	0.15	0.30	0.45	(0.15)	(0.22)	—		(0.37)	11.64	4.1	4,170	1.32		1.00	1.42	48
2015	11.59	0.18	(0.03)	0.15	(0.18)	—	—		(0.18)	11.56	1.3	5,045	1.58		1.00	1.36	65
2014	11.68	0.15	(0.09)	0.06	(0.15)	—	—		(0.15)	11.59	0.5	5,174	1.29		1.00	1.38	16
Class A
2019(b)	$10.82	$0.10	$ 0.13	$ 0.23	$(0.10)	—	—		$(0.10)	$10.95	2.1%	$ 863	1.87	%(c)	1.10%(c)	2.49%(c)	16%
2018	11.26	0.16	(0.25)	(0.09)	(0.17)	$(0.18)	$(0.00	)(d)	(0.35)	10.82	(0.8)	308	1.46		1.10	2.32	32
2017	11.63	0.13	(0.29)	(0.16)	(0.13)	(0.08)	—		(0.21)	11.26	(1.4)	485	1.13		1.10	1.62	36
2016	11.55	0.14	0.30	0.44	(0.14)	(0.22)	—		(0.36)	11.63	3.9	807	1.21		1.10	1.52	48
2015	11.58	0.17	(0.03)	0.14	(0.17)	—	—		(0.17)	11.55	1.2	809	1.48		1.10	1.46	65
2014	11.66	0.14	(0.08)	0.06	(0.14)	—	—		(0.14)	11.58	0.5	928	1.21		1.10	1.48	16
Class C
2019(b)	$10.27	$0.06	$ 0.12	$ 0.18	$(0.06)	—	—		$(0.06)	$10.39	1.8%	$ 701	1.21	%(c)	1.75%(c)	3.14%(c)	16%
2018	10.70	0.09	(0.25)	(0.16)	(0.09)	$(0.18)	$(0.00	)(d)	(0.27)	10.27	(1.5)	805	0.83		1.75	2.97	32
2017	11.05	0.05	(0.27)	(0.22)	(0.05)	(0.08)	—		(0.13)	10.70	(2.0)	1,102	0.49		1.75	2.27	36
2016	10.99	0.06	0.28	0.34	(0.06)	(0.22)	—		(0.28)	11.05	3.2	1,144	0.51		1.75	2.17	48
2015	11.01	0.09	(0.02)	0.07	(0.09)	—	—		(0.09)	10.99	0.7	398	0.82		1.75	2.11	65
2014	11.09	0.06	(0.08)	(0.02)	(0.06)	—	—		(0.06)	11.01	(0.2)	503	0.55		1.75	2.13	16
Class I
2019(b)	$10.84	$0.12	$ 0.13	$ 0.25	$(0.12)	—	—		$(0.12)	$10.97	2.3%	$ 2,406	2.21	%(c)	0.75%(c)	2.14%(c)	16%
2018	11.28	0.20	(0.25)	(0.05)	(0.21)	$(0.18)	$(0.00	)(d)	(0.39)	10.84	(0.5)	2,295	1.83		0.75	1.97	32
2017	11.65	0.17	(0.29)	(0.12)	(0.17)	(0.08)	—		(0.25)	11.28	(1.0)	2,900	1.47		0.75	1.27	36
2016	11.57	0.18	0.30	0.48	(0.18)	(0.22)	—		(0.40)	11.65	4.3	14,111	1.56		0.75	1.17	48
2015	11.60	0.21	(0.03)	0.18	(0.21)	—	—		(0.21)	11.57	1.6	13,022	1.82		0.75	1.11	65
2014	11.68	0.18	(0.08)	0.10	(0.18)	—	—		(0.18)	11.60	0.9	14,705	1.58		0.75	1.13	16

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2019, unaudited.
(c)	Annualized.
(d)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of seven active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Westwood Mid-Cap Equity Fund (Mid-Cap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), TETON Westwood Balanced Fund (Balanced Fund), and TETON Westwood Intermediate Bond Fund (Intermediate Bond Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Class T Shares were first issued on July 5, 2017 for Mighty Mites Fund and SmallCap Equity Fund. Class T shares were liquidated on August 31, 2018.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Mid-Cap Equity Fund seeks to provide long term growth of capital and future income by investing primarily in mid-cap equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

●	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/19
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Agriculture	$ 4,759,197	—	$ 1,667	$ 4,760,864
Airlines	1,738,511	$ 33,750	—	1,772,261
Broadcasting	12,882,296	1,766,605	—	14,648,901
Business Services	25,711,871	1,064,520	—	26,776,391
Communications Equipment	3,241,650	345	—	3,241,995
Computer Software and Services	24,339,356	371,487	—	24,710,843
Consumer Products	29,286,684	125,584	—	29,412,268
Consumer Services	9,419,075	155,675	—	9,574,750
Electronics	40,276,895	—	0	40,276,895
Energy and Utilities: Natural Gas	4,789,701	2,378,404	—	7,168,105
Entertainment	8,728,748	—	0	8,728,748
Financial Services	86,568,015	1,653,605	75,000	88,296,620
Food and Beverage	34,120,723	627,137	—	34,747,860
Health Care	87,064,278	—	0	87,064,278
Real Estate	29,381,509	4,624,600	358,304	34,364,413
Specialty Chemicals	29,399,876	7,482	—	29,407,358
Telecommunications	26,722,753	240,014	—	26,962,767
Other Industries (a)	529,617,156	—	—	529,617,156
Total Common Stocks	988,048,294	13,049,208	434,971	1,001,532,473
Closed-End Funds	1,218,101	—	—	1,218,101
Convertible Corporate Bonds (a)	—	194,634	—	194,634
Preferred Stocks (a)	8,712,250	178,481	—	8,890,731
Convertible Preferred Stocks (a)	—	348,164	—	348,164
Rights (a)	180,000	—	15,691	195,691
Warrants (a)	—	7,351	429	7,780
U.S. Government Obligations	—	120,214,852	—	120,214,852

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$998,158,645	$133,992,690	$451,091	$1,132,602,426

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/19

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 39,352,636	—	—	$ 39,352,636
Rights (a)	—	—	$ 11,611	11,611
U.S. Government Obligations	—	$ 3,140,795	—	3,140,795
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 39,352,636	$ 3,140,795	$ 11,611	$ 42,505,042

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 2,905,660	—	—	$ 2,905,660
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 2,905,660	—	—	$ 2,905,660

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$ 24,297,718	—	$ 24,297,718
Convertible Preferred Stocks (a)	$ 640,766	—	—	640,766
Mandatory Convertible Securities (a)	5,949,579	305,303	—	6,254,882
U.S. Government Obligations	—	1,766,251	—	1,766,251
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 6,590,345	$ 26,369,272	—	$ 32,959,617

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 54,251,446	—	—	$ 54,251,446
Short Term Investment	609,447	—	—	609,447
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 54,860,893	—	—	$ 54,860,893

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 38,329,870	—	—	$ 38,329,870
Corporate Bonds (a)	—	$ 9,734,730	—	9,734,730
U.S. Government Agency Obligations	—	2,220,391	—	2,220,391
U.S. Government Obligations	—	7,274,668	—	7,274,668
Short Term Investment	1,020,757	—	—	1,020,757
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 39,350,627	$ 19,229,789	—	$ 58,580,416

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds (a)	—	$ 4,303,779	—	$ 4,303,779
Convertible Corporate Bonds (a)	—	44,101	—	44,101
U.S. Government Agency Obligations	—	772,179	—	772,179
U.S. Government Obligations	—	2,353,407	—	2,353,407
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$ 7,473,466	—	$ 7,473,466

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the period ended March 31, 2019, the Mighty Mites Fund and the SmallCap Equity Fund did not have transfers into or out of Level 3.

There were no Level 3 investments held at March 31, 2019 or September 30, 2018 for the Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for Mighty Mites Fund and SmallCap Equity Fund for which significant unobservable inputs were used to determine fair value:

MIGHTY MITES FUND	Balance as of 9/30/18	Accrued discounts/ (premiums)	Realized gain	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/19	Net change in unrealized appreciation/ depreciation on Level 3 investments still held at 3/31/19†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$6,262,966	—	$1,063,498	$(361,493)	—	$(6,530,000)	—	—	$434,971	$62,005
Rights(a)	60,001	—	—	—	—	(44,310)	—	—	15,691	—
Warrants(a)	58	—	—	371	—	—	—	—	429	371
TOTAL INVESTMENTS IN SECURITIES	$6,323,025	—	$1,063,498	$(361,122)	—	$(6,574,310)	—	—	$451,091	$62,376

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

SMALLCAP EQUITY FUND	Balance as of 09/30/18	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Proceeds received	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/19	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 03/31/19†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Rights (a)	$44,400	—	—	—	—	$(32,789)	—	—	$11,611	—
TOTAL INVESTMENTS IN SECURITIES	$44,400	—	—	—	—	$(32,789)	—	—	$11,611	—

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2019.

Description	Balance at 3/31/19	Valuation Technique	Unobservable Input	Range

MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 75,000	Acquisition Price/Cash Flow Analysis	Discount Range	0%
Common Stocks (a)	0	Bankruptcy Plan	Discount Range	0%
Common Stocks (a)	0	Last Price	Discount Range	0%
Common Stocks (a)	1,667	Liquidation Plan	Discount Range	0%
Common Stocks (a)	358,304	Restructure Plan/Cash Flow Analysis	Discount Range	0%
Common Stocks - Total	434,971
Rights (a)	0	Acquisition Price/Cash Flow Analysis	Discount Range	0%
Rights (a)	15,690	Last Available Price/Merger Price	Discount Range	0%
Rights (a)	1	Last Price	Discount Range	0%
Rights - Total	15,691
Warrants (a)	429	Black Scholes	Discount Range	0%
TOTAL INVESTMENTS IN LEVEL 3 SECURITIES	$451,091

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Description	Balance at 03/31/19	Valuation Technique	Unobservable Input	Range
SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Rights (a)	$11,611	Last Available Price/Merger Price	Discount Range	0%

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

  Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2019, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of March 31, 2019, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2019, the Mighty Mites Fund’s, Equity Fund’s, and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, net operating loss write off, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended September 30, 2018 was as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund
Ordinary income (inclusive of short term capital gains)	—	$155,315	—	$303,010
Net long term capital gains	$84,699,816	2,568,471	$130,479 *	—

Total distributions paid	$84,699,816	$2,723,786	$130,479	$303,010

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Ordinary income (inclusive of short term capital gains)	$935,325	$1,014,660	$146,250
Net long term capital gains	5,945,421	3,449,007	105,510
Return of capital	—	—	61

Total distributions paid	$6,880,746	$4,463,667	$251,821

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2019:

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Aggregate cost of investments	$759,593,563	$35,526,864	$2,300,584	$31,178,106	$46,983,801	$52,161,028	$7,432,263

Gross unrealized appreciation	$446,454,662	$8,974,014	$757,988	$2,947,029	$10,684,539	$8,437,431	$61,281
Gross unrealized depreciation	(73,445,799)	(1,995,836)	(152,912)	(1,165,518)	(2,807,447)	(2,018,043)	(20,078)

Net unrealized appreciation	$373,008,863	$6,978,178	$605,076	$1,781,511	$7,877,092	$6,419,388	$41,203

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Mighty Mites Fund with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2019, the Funds’ Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $30,504.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangements continue at least until January 31, 2020. For the six months ended March 31, 2019, the Adviser waived fees or reimbursed expenses in the amounts of $82,193, $41,685, $80,384, and $49,461 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund, respectively.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

In addition, the SmallCap Equity Fund, the Convertible Securities Fund, and the Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund, the Convertible Securities Fund, and the Intermediate Bond Fund for Class AAA Shares 1.25%, 1.15%, and 1.00%, respectively, for Class A Shares 1.50%, 1.40%, and 1.10%, respectively, for Class C Shares 2.00%, 1.90%, and 1.75%, respectively, and for Class I Shares 1.00%, 0.90%, and 0.75%, respectively. As of March 31, 2019, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

	For the year ended September 30, 2017, expiring September 30, 2019	For the year ended September 30, 2018, expiring September 30, 2020	For the six months ended March 31, 2019, expiring September 30, 2021	Total
SmallCap Equity Fund	$122,026	$163,045	$82,193	$367,264
Convertible Securities Fund	122,517	164,831	80,384	367,732
Intermediate Bond Fund	83,760	92,897	49,461	226,118

The Mid-Cap Equity Fund is obliged to repay the Adviser for a period of three fiscal years following the fiscal year in which the Adviser reimbursed the Fund, only to the extent that the operating expenses of the Fund falls below the applicable expense limitation for Class AAA of 1.05%, Class A of 1.30%, Class C of 1.80%, and Class I of 0.80%, of average daily net assets, the annual limitation under the Advisory Agreement. As of March 31, 2019, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2016, expiring September 30, 2019	For the year ended September 30, 2017, expiring September 30, 2020	For the year ended September 30, 2018, expiring September 30, 2021	For the six months ended March 31, 2019, expiring September 30, 2022	Total
Mid-Cap Equity Fund	$83,891	$76,114	$83,641	$41,685	$285,331

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

As per the approval of the Board, the Mid-Cap Equity Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended March 31, 2019, the Fund accrued $1,056 in payroll expenses in the Statement of Operations.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2019, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$43,778,371	$59,254,432	—	—
SmallCap Equity Fund	10,685,848	5,752,874	—	—
Mid-Cap Equity Fund	174,718	285,632	—	—
Convertible Securities Fund	7,707,851	3,284,601	—	—
Equity Fund	5,175,086	9,409,838	—	—
Balanced Fund	4,291,809	9,784,633	$4,068,031	$1,590,464
Intermediate Bond Fund	1,761,894	906,705	—	1,360

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2019, the Mighty Mites Fund paid $82,541 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $16,698 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2019, the Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,223, $769, $316, $365, $835, and $866, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2019, the Mighty Mites Fund, Equity Fund, and Balanced Fund each accrued $22,500 in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2019 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund.

As of March 31, 2019, the Mid-Cap Equity Fund’s Adviser and its affiliates and officers beneficially owned greater than 25% of the voting securities of the Mid-Cap Equity Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class T Shares were liquidated on August 31, 2018.

The Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2019 and the year ended September 30, 2018 can be found in the Statements of Changes in Net Assets under Redemption Fees.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
	Mighty Mites Fund		SmallCap Equity Fund		Mid-Cap Equity Fund		Convertible Securities Fund
Class AAA
Shares sold	278,013	1,143,746	37,718	98,106	11,206	21,445	44,452	68,178
Shares issued upon reinvestment of distributions	282,053	560,590	55,403	38,375	3,925	2,807	15,809	4,862
Shares redeemed	(1,468,605)	(3,160,420)	(68,333)	(139,152)	(31,774)	(25,358)	(45,764)	(83,138)

Net increase/(decrease) in Class AAA Shares	(908,539)	(1,456,084)	24,788	(2,671)	(16,643)	(1,106)	14,497	(10,098)

Class A
Shares sold	238,150	772,830	20,762	76,175	25	43	35,780	137,957
Shares issued upon reinvestment of distributions	140,312	292,320	29,927	16,975	949	688	12,609	2,662
Shares redeemed	(674,651)	(2,991,223)	(36,856)	(22,441)	(997)	(2,001)	(18,160)	(92,023)

Net increase/(decrease) in Class A Shares	(296,189)	(1,926,073)	13,833	70,709	(23)	(1,270)	30,229	48,596

Class C
Shares sold	216,013	915,856	75,520	54,393	783	18,174	46,725	136,720
Shares issued upon reinvestment of distributions	268,060	457,902	25,160	11,795	2,130	625	8,826	703
Shares redeemed	(1,188,374)	(1,664,454)	(31,286)	(27,138)	(934)	(329)	(24,156)	(40,750)

Net increase/(decrease) in Class C Shares	(704,301)	(290,696)	69,394	39,050	1,979	18,470	31,395	96,673

Class I
Shares sold	2,755,447	10,607,226	632,505	357,650	41	207	633,887	868,258
Shares issued upon reinvestment of distributions	757,242	1,051,566	115,514	62,752	8,502	5,759	69,059	14,082
Shares redeemed	(7,083,340)	(4,441,243)	(285,390)	(240,725)	(8,851)	(9,612)	(366,888)	(125,418)

Net increase/(decrease) in Class I Shares	(3,570,651)	7,217,549	462,629	179,677	(308)	(3,646)	336,058	756,922

Class T *
Shares issued upon reinvestment of distributions	—	23	—	5	—	—	—	—
Shares redeemed	—	(388)	—	(55)	—	—	—	—

Net decrease in Class T Shares	—	(365)	—	(50)	—	—	—	—

*	Class T Shares were liquidated on August 31, 2018.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest (continued):

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold	22,437	36,247	540,726	137,074	33,519	53,773
Shares issued upon reinvestment of distributions	613,274	453,525	459,466	284,434	3,030	10,289
Shares redeemed	(296,167)	(531,459)	(757,052)	(963,903)	(48,110)	(73,711)

Net increase/(decrease) in Class AAA Shares	339,544	(41,687)	243,140	(542,395)	(11,561)	(9,649)

Class A
Shares sold	1,225	788	120,943	205,822	53,314	110,675
Shares issued upon reinvestment of distributions	16,765	21,153	81,681	44,314	498	897
Shares redeemed	(11,770)	(102,192)	(136,046)	(218,389)	(3,529)	(126,171)

Net increase/(decrease) in Class A Shares	6,220	(80,251)	66,578	31,747	50,283	(14,599)

Class C
Shares sold	5,816	382	23,360	24,212	4,689	10,932
Shares issued upon reinvestment of distributions	5,370	5,783	40,826	22,689	439	2,667
Shares redeemed	(28,705)	(24,686)	(71,393)	(57,658)	(16,046)	(38,241)

Net decrease in Class C Shares	(17,519)	(18,521)	(7,207)	(10,757)	(10,918)	(24,642)

Class I
Shares sold	12,211	67,552	20,563	267,185	5,677	25,437
Shares issued upon reinvestment of distributions	59,647	40,968	35,966	16,765	2,350	8,626
Shares redeemed	(82,755)	(123,082)	(43,959)	(130,604)	(359)	(79,383)

Net increase/(decrease) in Class I Shares	(10,897)	(14,562)	12,570	153,346	7,668	(45,320)

8. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2019 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Gain	Market Value at March 31, 2019	Change in Unrealized Appreciation/ (Depreciation)	Percent Owned of Shares Outstanding
Beasley Broadcast Group Inc.,
Cl. A	850,000	10,000	—	860,000	$85,500	—	$ 3,422,800	$(2,485,432)	7.88%
Bel Fuse Inc., Cl. A	175,999	—	—	175,999	21,120	—	3,771,659	52,800	8.09%
Burnham Holdings Inc., Cl. A	264,001	3,000	—	267,001	117,480	—	3,978,315	(26,085)	8.81%
General Chemical Group Inc.	267,226	—	—	267,226	—	—	7,482	5,478	8.59%
Griffin Industrial Realty Inc.	275,000	6,058	—	281,058	123,750	—	9,794,871	(1,124,027)	5.55%
Nathan’s Famous Inc.	222,634	—	—	222,634	111,317	—	15,228,166	(3,116,876)	5.33%
Schmitt Industries Inc.	701,029	—	(1,029)	700,000	—	$422	1,659,000	(308,452)	17.52%
The Eastern Co.	355,131	5,300	—	360,431	78,492	—	9,919,061	(311,749)	5.78%
The L.S. Starrett Co., Cl. A	353,183	900	—	354,083	—	—	2,726,439	601,298	5.73%
Trans-Lux Corp.	411,792	36,300	—	448,092	—	—	412,245	187,282	5.72%
Trans-Lux Pfd. 6.000%*	363	—	(363)	—	—	—	—	—	—

Total					$537,659	$422	$50,920,038	$(6,525,763)

*     Security is no longer held at March 31, 2019.

9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Pursuant to the Plan of Liquidation approved by the Board of Trustees, on April 26, 2019, the TETON

Westwood Mid-Cap Equity Fund liquidated. Management has evaluated the impact on the Funds of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds and Your Personal Privacy

Who are we?

The TETON Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, Inc., which is an affiliate of GAMCO Investors Inc., a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the TETON Westwood Funds.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA Attorney, Anthony S. Colavita, P.C.	NICHOLAS F. GALLUCCIO* President and Chief Executive Officer, Teton Advisors, Inc.	KUNI NAKAMURA President of Advanced Polymer, Inc.

JAMES P. CONN Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.	MARY E. HAUCK Former Senior Portfolio Manager, Gabelli-O’Connor Fixed Income Mutual Fund Management Company	WERNER J. ROEDER Former Medical Director, Lawrence Hospital

LESLIE F. FOLEY Attorney	MICHAEL J. MELARKEY Of Counsel, McDonald Carano Wilson LLP	SALVATORE J. ZIZZA Chairman, Zizza & Associates Corp.

*Interested Trustee

Officers
BRUCE N. ALPERT President		ANDREA R. MANGO Secretary

JOHN C. BALL Treasurer		RICHARD J. WALZ Chief Compliance Officer

AGNES MULLADY Vice President

Investment Adviser		Distributor
Teton Advisors, Inc.		G.distributors, LLC
Custodian		Legal Counsel
The Bank of New York Mellon		Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ119SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The TETON Westwood Funds

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/04/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/04/2019

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 6/04/2019

* Print the name and title of each signing officer under his or her signature.